As filed on December 23, 2002                        1933 Act File No. 002-57151
                                                     1940 Act File No. 811-2674

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---
      Pre-Effective Amendment No.
                                   ---                              ---
      Post-Effective Amendment No.  51                               X
                                   ---                              ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ---
      Amendment No.    40                                            X
                      ---                                           ---

                            INVESCO BOND FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                4350 South Monaco Street, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (720) 624-6300
                               Glen A. Payne, Esq.
                            4350 South Monaco Street
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)

                                  ------------
                                   Copies to:
       Clifford J. Alexander, Esq.                Ronald M. Feiman, Esq.
       Kirkpatrick & Lockhart LLP                  Mayer, Brown & Platt
     1800 Massachusetts Avenue, N.W.                 1675 Broadway
            Second Floor                       New York, New York 10019-5820
       Washington, D.C. 20036-1800
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)
    immediately upon filing pursuant to paragraph (b)
---
 X  on December 31, 2002, pursuant to paragraph (b)
---
    60 days after filing pursuant to paragraph (a)(1)
---
    on ______________, pursuant to paragraph (a)(1)
---
    75 days after filing pursuant to paragraph (a)(2)
---
    on _________, pursuant to paragraph (a)(2) of rule 485
---
If appropriate, check the following box:
 X this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

PROSPECTUS | DECEMBER 31, 2002

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YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
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INVESCO BOND FUNDS, INC.

INVESCO HIGH YIELD FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO SELECT INCOME FUND--INVESTOR CLASS, CLASS A, B, C, AND K
INVESCO TAX-FREE BOND FUND--INVESTOR CLASS, CLASS A, B, AND C
INVESCO U.S. GOVERNMENT SECURITIES FUND--INVESTOR CLASS, CLASS A, B, AND C

FOUR MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING A HIGH LEVEL OF CURRENT INCOME.

EFFECTIVE APRIL 1, 2002, THE INVESTOR CLASS SHARES OFFERED BY THIS PROSPECTUS ARE OFFERED ONLY TO GRANDFATHERED INVESTORS. PLEASE SEE THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY SHARES."

CLASS A, B, AND C SHARES ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES. CLASS K SHARES ARE SOLD TO QUALIFIED RETIREMENT PLANS, RETIREMENT SAVINGS PROGRAMS, EDUCATIONAL SAVINGS PROGRAMS, AND WRAP PROGRAMS PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks...........3
Fund Performance..................................5
Fees And Expenses.................................8
Investment Risks.................................11
Principal Risks Associated With The Funds........12
Temporary Defensive Positions....................15
Portfolio Turnover...............................15
Fund Management..................................15
Portfolio Managers...............................16
Potential Rewards................................17
Share Price......................................17
How To Buy Shares................................18
Your Account Services............................24
How To Sell Shares...............................25
Taxes............................................28
Dividends And Capital Gain Distributions.........28
Financial Highlights.............................30

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and you should not rely on such other information or representations.

                           [INVESCO ICON] INVESCO(R)


The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Investor Class, Class A , B, C and, if applicable, K shares. Class A, B, and C shares are sold primarily through financial intermediaries. Class K shares are sold to qualified retirement plans, retirement savings programs, educational savings programs, and wrap programs primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary or, with respect to Class K shares, your plan or program sponsor, for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares."

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO

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[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES, AND RISKS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

FACTORS  COMMON TO ALL THE FUNDS

The Funds seek to provide you with a high level of current income by investing primarily in bonds and other debt securities. High Yield, Select Income, and U.S. Government Securities Funds also seek capital appreciation.

Although the Funds are subject to a number of risks that could affect their performance, their principal risk is interest rate risk -- that is, the value of the securities in a portfolio will rise and fall due to changes in interest rates. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities are usually more sensitive to interest rate movements. There are no limitations on the maturities of the securities held by a Fund, and the Fund's average maturity will vary as INVESCO responds to changes in interest rates.

The Funds are subject to other principal risks such as credit, debt securities, duration, liquidity, prepayment, foreign securities, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that you may lose money on your investment in a Fund.

[KEY ICON] INVESCO HIGH YIELD FUND -INVESTOR CLASS, CLASS A, B, C,
           AND K

The Fund normally invests at least 80% of its net assets in a diversified portfolio of high yield corporate bonds rated below investment grade, or bonds deemed by INVESCO to be of comparable quality commonly known as "junk bonds," and preferred stocks with below investment grade ratings or those deemed by INVESCO to be of comparable quality. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings.

A portion of the Fund's assets may be invested in other securities such as corporate short-term notes, repurchase agreements and money market funds.

At any given  time,  the Fund may be  subject  to sector  risk.  Companies  with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

[KEY ICON] INVESCO SELECT INCOME FUND - INVESTOR CLASS, CLASS A, B, C, AND K

The Fund normally invests at least 80% of it net assets in bonds, other debt securities, and preferred stocks. Normally, at least 50% of the Fund's assets are invested in investment grade securities at the time of purchase. While an investment grade rating does not guarantee that a security will be profitable, such securities generally carry less risk than securities that are not investment grade. Up to 50% of the Fund's assets may consist of corporate bonds or preferred stocks rated below investment grade ("junk bonds"); provided, however, that investments in unrated securities may not exceed 25% of the Fund's assets.

A portion of the Fund's assets may be invested in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, bank CDs, and municipal obligations, repurchase agreements and money market funds.

At any given  time,  the Fund may be  subject  to sector  risk.  Companies  with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

[KEY ICON] INVESCO TAX-FREE BOND FUND  - INVESTOR CLASS, CLASS A, B, AND C

The Fund normally invests at least 80% of its net assets in municipal securities issued by state, county, and city governments, including industrial development obligations and private activity bonds which generally are not guaranteed by the governmental entity that issues them. The interest on these securities is generally exempt from federal income tax, although the interest may be included in your income if you are subject to the federal alternative minimum tax. The interest on these securities may be subject to state and/or local income taxes. Portions of capital gain distributions made by the Fund may be taxable. These securities include municipal notes, short-term municipal bonds, and variable rate debt obligations. Municipal obligations may be purchased or sold on a delayed delivery or a when-issued basis with settlement taking place in the future. The Fund may purchase securities together with the right to resell them to the seller at an agreed-upon price or yield within a specific time period prior to the maturity date of the securities. This is commonly known as a "demand feature" or a "put."

The rest of the Fund's investment portfolio may be invested in short-term taxable instruments. These may include corporate debt securities, bank obligations, commercial paper, U.S. government debt, and repurchase agreements. The circumstances under which the Fund will invest in taxable securities include but are not limited to: (a) pending investment of proceeds of sales of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) maintaining liquidity to meet the need for anticipated redemptions. We seek to manage the Fund so that substantially all of the income produced is exempt from federal income tax when paid to you, although we cannot guarantee this result.

[KEY ICON] INVESCO U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS, CLASS A, B,
           AND C

The Fund normally invests at least 80% of its net assets in debt securities issued or guaranteed by the U.S. government or its agencies and or instrumentalities. Direct U.S. government obligations include Treasury bonds, bills, and notes, and are backed by the full faith and credit of the U.S. Treasury. Federal agency securities are direct obligations of the issuing agency, such as Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and may or may not be guaranteed by the U.S. government. Treasury bills, notes, bonds, and some agency securities are exempt from state income tax.

[GRAPH ICON] FUND PERFORMANCE

Performance information in the bar charts below is that of the Funds' Investor Class shares which has the longest operating history of the Funds' classes. Information included in the table is that of Investor Class, Class C, and, if applicable, Class K shares. Performance information for Class A and B is not shown in the table as those classes do not yet have a full calendar year of performance. Investor Class and Class A, B, C, and K returns would be similar because all classes of shares invest in the same portfolio of securities. The returns of the classes would differ, however, to the extent of differing levels of expenses. In this regard, the returns reflected in the bar charts and table reflect only the applicable total expenses of the class shown. If the effect of the other classes' total expenses were reflected, the returns would be lower than those shown because the other classes have higher total expenses.

The bar charts below show the Funds' Investor Class actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade. The returns in the bar charts do not reflect a 12b-1 fee in excess of 0.25%, the sales charge for Class A shares, or the applicable contingent deferred sales charge (CDSC) for Class B or Class C shares; if they did, the total returns shown would be lower. The table below shows the pre-tax and after-tax average annual total returns of Investor Class, and pre-tax average annual total returns of Class C, and, if applicable, Class K shares for various periods ended December 31, 2001 compared to the Merrill Lynch High Yield Master Trust Index, Lehman Government/Credit Bond Index, Lehman Municipal Bond Index, or Lehman Government Long Bond Index. The after-tax returns are shown only for Investor Class shares. After-tax returns for other classes of shares offered in this Prospectus will vary.

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

The information in the charts and table illustrates the variability of each Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

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                        HIGH YIELD FUND - INVESTOR CLASS
                       ACTUAL ANNUAL TOTAL RETURN(1),(2)
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                               [GRAPHIC OMITTED]

'92     '93     '94     '95     '96     '97     '98     '99    '00      '01
14.53%  15.81%  (4.98%) 17.90%  14.08%  17.10%  0.15%   9.30%  (12.06%) (19.01%)
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Best Calendar Qtr.      9/97    6.99%
Worst Calendar Qtr.     9/01  (15.03%)
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                      SELECT INCOME FUND - INVESTOR CLASS
                       ACTUAL ANNUAL TOTAL RETURN(1),(2)
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                               [GRAPHIC OMITTED]

'92     '93     '94     '95     '96     '97     '98     '99     '00     '01
10.38%  11.43%  (1.20%) 20.61%  4.87%   11.72%  7.13%   (1.37%) 5.12%   (2.86%)
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Best Calendar Qtr.      6/95    6.75%
Worst Calendar Qtr.     9/01   (3.25%)
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                      TAX-FREE BOND FUND - INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
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                               [GRAPHIC OMITTED]

'92     '93     '94     '95     '96     '97     '98     '99     '00     '01
8.77%   12.11%  (5.52%) 15.64%  2.36%   8.67%   4.72%   (3.36%) 12.07%  3.19%
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Best Calendar Qtr.      12/95   5.65%
Worst Calendar Qtr.     3/94   (5.76%)
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                        U.S. GOVERNMENT SECURITIES FUND -
                                 INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
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                               [GRAPHIC OMITTED]

'92     '93     '94     '95     '96     '97     '98     '99     '00     '01
5.68%   10.28%  (7.20%) 22.13%  0.47%   12.26%  10.11%  (5.97%) 14.65%  5.41%
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Best  Calendar Qtr.     6/95    7.68%
Worst Calendar Qtr.     3/94   (4.53%)
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                                                                       AVERAGE ANNUAL TOTAL RETURN(3)
                                                                               AS OF 12/31/01
---------------------------------------------------------------------------------------------------------
                                                                1 YEAR       5 YEARS         10 YEARS
                                                                                       OR SINCE INCEPTION
INVESTOR CLASS
High Yield Fund(1),(2)
Return Before Taxes                                            (19.01%)       (1.81%)       4.46%
Return After Taxes on Distributions                            (22.82%)       (6.12%)       0.37%
Return After Taxes on Distributions and Sale of Fund Shares    (11.29%)       (3.04%)       1.87%
Merrill Lynch High Yield Master Trust Index(4)
  (reflects no deduction for fees, expenses, or taxes)           6.20%         3.95%        8.26%

Select Income Fund(1),(2)
Return Before Taxes                                             (2.86%)        3.81%        6.36%
Return After Taxes on Distributions                             (5.42%)        0.76%        3.15%
Return After Taxes on Distributions and Sale of Fund Shares     (1.72%)        1.59%        3.56%
Lehman Government/Credit Bond Index(4)
  (reflects no deduction for fees, expenses, or taxes)           8.50%         7.37%        7.27%

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                                                                     AVERAGE ANNUAL TOTAL RETURN(3)
                                                                             AS OF 12/31/01
---------------------------------------------------------------------------------------------------
                                                                1 YEAR       5 YEARS      10 YEARS
Tax-Free Bond Fund(1),(2)
Return Before Taxes                                              3.19%         4.93%        5.66%
Return After Taxes on Distributions                              3.18%         4.76%        5.29%
Return After Taxes on Distributions and Sale of Fund Shares      3.70%         4.82%        5.39%
Lehman Municipal Bond Index(4)
  (reflects no deduction for fees, expenses, or taxes)           5.13%         5.98%        6.63%

U.S. Government Securities Fund(1),(2)
Return Before Taxes                                              5.41%         7.03%        6.43%
Return After Taxes on Distributions                              3.54%         4.32%        3.85%
Return After Taxes on Distributions and Sale of Fund Shares      3.29%         4.37%        3.92%
Lehman Government Long Bond Index(4)
  (reflects no deduction for fees, expenses, or taxes)           4.34%         8.38%        8.56%

Class C - RETURN BEFORE TAXES (INCLUDING CDSC)
High Yield Fund(1)                                             (20.65%)         N/A       (16.96%)(5)
Merrill Lynch High Yield Master Trust Index(4)                   6.20%          N/A         1.41%(5)

Select Income Fund(1)                                           (4.60%)         N/A         0.36%(5)
Lehman Government/Credit Bond Index(4)                           8.50%          N/A        10.40%(5)

Tax-Free Bond Fund(1)                                            1.22%          N/A        14.27%(5)
Lehman Municipal Bond Index(4)                                   5.13%          N/A         8.72%(5)

U.S. Government Securities Fund(1)                               3.61%          N/A         8.94%(5)
Lehman Government Long Bond Index(4)                             4.34%          N/A        10.61%(5)

CLASS K - RETURN BEFORE TAXES

High Yield Fund(1)                                             (19.53%)         N/A       (19.76%)(6)
Merrill Lynch High Yield Master Trust Index(4)                   6.20%          N/A         7.83%(6)

Select Income Fund(1)                                           (2.99%)         N/A        (2.66%)(6)
Lehman Government/Credit Bond Index(4)                           8.50%          N/A         9.79%(6)

(1)  Total  return  figures  include  reinvested   dividends  and  capital  gain
distributions and the effect of each class's expenses.

(2) Returns before taxes for Investor Class shares of High Yield, Select Income, Tax-Free Bond, and U.S. Government Securities Funds year-to-date as of the calendar quarter ended September 30, 2002 were (9.36%), (0.87%), 10.24%, and 9.03%, respectively.

(3) The total returns are for those classes of shares with a full calendar year of performance. If the effect of the other classes' total expenses, including 12b-1 fees, front-end sales charge for Class A and CDSC for Class B were reflected, returns would be lower than those shown.

(4) The Merrill Lynch High Yield Master Trust Index, Lehman Government/Credit Bond Index, Lehman Municipal Bond Index, and Lehman Government Long Bond Index are unmanaged indexes indicative of the high yield bond, broad domestic fixed-income, municipal government bond and longer-term government bond markets, respectively. Please keep in mind that the indexes do not pay brokerage, management, administrative, or distribution expenses, all of which are paid by the classes and are reflected in their annual returns. Index returns also do not include sales charges or CDSC that may be paid by the shareholder.

(5) Since inception of Class C shares on February 15, 2000. Index comparison begins on February 29, 2000.

(6) Since inception of Class K shares on December 14, 2000. Index comparison begins on November 30, 2000.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or Class K shares of the Funds. If you invest in the Funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

ALL FUNDS

                                          Investor Class       Class A       Class B        Class C     Class K
Maximum Front-End Sales Charge
  on purchases as a percentage of
  offering price                               None             4.75%         None           None        None
Maximum Contingent Deferred
  Sales Charge (CDSC) as a  percentage
  of the total original cost of the shares     None             None(1)      5.00%(2)        1.00%(2)    None(1)
Maximum Sales Charge on reinvested
  dividends/distributions                      None             None          None           None        None

HIGH YIELD FUND ONLY
Redemption Fee (as a percentage of
  amount redeemed)                             2.00%(3)         None          None           None        None
Exchange Fee                                   2.00%(3)         None          None           None        None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

HIGH YIELD FUND                               Investor Class       Class A       Class B        Class C     Class K
Management Fees                               0.48%                0.48%         0.48%          0.48%       0.48%
Distribution and Service (12b-1) Fees(4)      0.25%                0.35%         1.00%          1.00%       0.45%
Other Expenses(5),(6)                         0.63%(7)             0.43%(8)      0.39%(8)       0.60%(9)    1.69%(10)
                                              -----                -----         -----          -----       -----
Total Annual Fund Operating Expenses(5),(6)   1.36%(7)             1.26%(8)      1.87%(8)       2.08%(9)    2.62%(10)
                                              -----                -----         -----          -----       -----
Fee Waivers/Reimbursements(6),(11)            0.00%                0.00%         0.00%          0.00%       0.42%
Net Expenses(6),(11)                          1.36%(7)             1.26%(8)      1.87%(8)       2.08%(9)    2.20%(10)
                                              =====                =====         =====          =====       =====

SELECT INCOME FUND                            Investor Class       Class A       Class B        Class C     Class K
Management Fees                               0.52%                0.52%         0.52%          0.52%       0.52%
Distribution and Service (12b-1) Fees(4)      0.25%                0.35%         1.00%          1.00%       0.45%
Other Expenses(5),(6)                         0.62%(7)             0.30%(8),(12) 0.26%(8)       0.79%(9)    0.88%(10)
                                              -----                -----         -----          -----       -----
Total Annual Fund Operating Expenses(5),(6)   1.39%(7)             1.17%(8),(12) 1.78%(8)       2.31%(9)    1.85%(10)
                                              -----                -----         -----          -----       -----
Fee Waivers/Reimbursements(6),(11)            0.00%                0.00%         0.00%          0.00%       0.00%
Net Expenses(6),(11)                          1.39%(7)             1.17%(8),(12) 1.78%(8)       2.31%(9)    1.85%(10)
                                              =====                =====         =====          =====       =====

TAX-FREE BOND FUND                            Investor Class       Class A       Class B        Class C
Management Fees                               0.55%                0.55%         0.55%          0.55%
Distribution and Service (12b-1) Fees(4)      0.25%                0.35%         1.00%          1.00%
Other Expenses(5),(6)                         0.28%(7)             0.32%(8),(12) 0.27%(8),(13)  0.46%(9)
                                              -----                -----         -----          -----
Total Annual Fund Operating Expenses(5),(6)   1.08%(7)             1.22%(8),(12) 1.82%(8),(13)  2.01%(9)
                                              -----                -----         -----          -----
Fee Waivers/Reimbursements(6),(11)            0.00%                0.00%         0.00%          0.00%
Net Expenses(6),(11)                          1.08%(7)             1.22%(8),(12) 1.82%(8),(13)  2.01%(9)
                                              =====                =====         =====          =====

U.S. GOVERNMENT SECURITIES FUND               Investor Class       Class A       Class B        Class C
Management Fees                               0.55%                0.55%         0.55%          0.55%
Distribution and Service (12b-1) Fees(4)      0.25%                0.35%         1.00%          1.00%
Other Expenses(5),(6)                         0.63%(7)             0.55%(8)      0.54%(8),(13)  0.49%(9)
                                              -----                -----         -----          -----
Total Annual Fund Operating Expenses(5),(6)   1.43%(7)             1.45%(8)      2.09%(8),(13)  2.04%(9)
                                              -----                -----         -----          -----
Fee Waivers/Reimbursements(6),(11)            0.00%                0.00%         0.00%          0.00%
Net Expenses(6),(11)                          1.43%(7)             1.45%(8)      2.09%(8),(13)  2.04%(9)
                                              =====                =====         =====          =====

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption. For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. Please see the sections entitled "How To Buy Shares" and "How To Sell Shares."

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) A 2% fee is charged on redemptions or exchanges of shares held three months or less, other than shares acquired through reinvestment of dividends and distributions.

(4) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(5) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were, with the exception of Class A and B, lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.

(6) Effective June 1, 2002, INVESCO is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between INVESCO and the Funds if such reimbursements do not cause a class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the board of directors.

(7) Certain expenses of High Yield Fund - Investor Class, Select Income Fund - Investor Class, Tax-Free Bond Fund - Investor Class and U.S. Government Securities Fund - Investor Class were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, High Yield Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.53% and 1.26%, respectively, of the Fund's average net assets attributable to Investor Class shares; Select Income Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.28% and 1.05%, respectively, of the Fund's average net assets attributable to Investor Class shares; Tax-Free Bond Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.10% and 0.90%, respectively, of the Fund's average net assets attributable to Investor Class shares; and U.S. Government Securities Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.20% and 1.00%, respectively, of the Fund's average net assets attributable to Investor Class shares.

(8) Based on estimated expenses for the current fiscal year, which may be more representative than actual expenses shown in the financial highlights due to the relatively short period from inception of Class A and Class B on April 1, 2002 through August 31, 2002.

(9) Certain expenses of High Yield Fund - Class C, Select Income Fund - Class C, Tax-Free Bond Fund - Class C, and U.S. Government Securities Fund - Class C were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, High Yield Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.52% and 2.00%, respectively, of the Fund's average net assets attributable to Class C shares; Select Income Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.28% and 1.80%, respectively, of the Fund's average net assets attributable to Class C shares; Tax-Free Bond Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.10% and 1.65%, respectively, of the Fund's average net assets attributable to Class C shares; and U.S. Government Securities Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.20% and 1.75%, respectively, of the Fund's average net assets attributable to Class C shares.

(10) Certain expenses of High Yield Fund - Class K and Select Income Fund - Class K were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, High Yield Fund's Class K shares' Other Expenses and Total Annual Fund Operating Expenses were 0.52% and 1.45%, respectively, of the Fund's average net assets attributable to Class K shares; and Select Income Fund's Class K shares' Other Expenses and Total Annual Fund Operating Expenses were 0.28% and 1.25%, respectively, of the Fund's average net assets attributable to Class K shares.

(11) To limit expenses, INVESCO has contractually obligated itself to waive fees and bear any expenses through August 31, 2004 that would cause ratio of expenses to average net assets to exceed 2.10% for Class A shares, 2.75% for each of Class B and Class C shares, and 2.20% for Class K shares.

(12) Certain expenses of Select Income Fund - Class A, Tax-Free Bond Fund - Class A, and U.S. Government Securities Fund - Class A will be absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Select Income Fund's Class A shares' Other Expenses and Total
Annual Fund Operating Expenses are estimated to be 0.28% and 1.15%, respectively, of the Fund's average net assets attributable to Class A shares, Tax-Free Bond Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.20% and 1.10%, respectively, of the Fund's average net assets attributable to Class A shares; and U.S. Government Securities Fund's Class A Shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.20% and 1.10%, respectively, of the Fund's average net assets attributable to Class A shares.

(13) Certain expenses of Tax-Free Bond Fund - Class B and U.S. Government Securities Fund - Class B were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Tax-Free Bond Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.25% and 1.80%, respectively, of the Fund's average net assets attributable to Class B shares; and U.S. Government Securities Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.20% and 1.75%, respectively, of the Fund's average net assets attributable to Class B shares.

EXPENSE EXAMPLE
The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and, if applicable, Class K shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that a Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class, Class A, Class B, Class C, and Class K shares may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
HIGH YIELD FUND

  Investor Class                        $138        $431       $745        $1,635
  Class A(1)                            $597        $856       $1,134      $1,925
  Class B - With Redemption(1)          $690        $888       $1,211      $2,031(2)
  Class B - Without Redemption          $190        $588       $1,011      $2,031(2)
  Class C - With Redemption(1)          $311        $652       $1,119      $2,410
  Class C - Without Redemption          $211        $652       $1,119      $2,410
  Class K(3)                            $223        $733       $1,313      $2,890
SELECT INCOME FUND
  Investor Class                        $142        $440       $761        $1,669
  Class A(1)                            $589        $829       $1,088      $1,828
  Class B - With Redemption(1)          $681        $860       $1,164      $1,934(2)
  Class B - Without Redemption          $181        $560       $964        $1,934(2)
  Class C - With Redemption(1)          $334        $721       $1,235      $2,646
  Class C - Without Redemption          $234        $721       $1,235      $2,646
  Class K                               $188        $582       $1,001      $2,169
TAX-FREE BOND FUND
  Investor Class                        $110        $343       $595        $1,317
  Class A(1)                            $593        $844       $1,113      $1,882
  Class B - With Redemption(1)          $685        $873       $1,185      $1,980(2)
  Class B - Without Redemption          $185        $573       $985        $1,980(2)
  Class C - With Redemption(1)          $304        $630       $1,083      $2,338
  Class C - Without Redemption          $204        $630       $1,083      $2,338
U.S. GOVERNMENT SECURITIES FUND
  Investor Class                        $146        $452       $782        $1,713
  Class A(1)                            $616        $912       $1,230      $2,128
  Class B - With Redemption(1)          $712        $955       $1,324      $2,257(2)
  Class B - Without Redemption          $212        $655       $1,124      $2,257(2)
  Class C - With Redemption(1)          $307        $640       $1,098      $2,369
  Class C - Without Redemption          $207        $640       $1,098      $2,369

(1) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."

(2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How to Buy Shares."

(3) Class expenses remain the same for each period (except that the Example reflects the contractual expense reimbursements by INVESCO for the one-year period and the first two years of the three-, five-, and ten-year periods).

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in a Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

CREDIT RISK
The Funds invest in debt instruments, such as notes, bonds, and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISKS
Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund invests. A decline in interest rates tends to increase the market values of debt securities in which a Fund invests.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and a Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, and CCC) include those which are predominantly speculative because of the issuer's perceived incapacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

PREPAYMENT RISK
The Funds invest in Government Agency mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for the Fund to earn income may be decreased.


COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.


FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. High Yield and Select Income Funds may invest up to 25% of their assets in foreign debt securities. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
A Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to a Fund's shareholders.

               --------------------------------------------------

Although each Fund generally invests in debt securities, the Funds also may invest in other types of securities and other financial instruments as indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                      RISKS                     APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
EUROBONDS AND YANKEE BONDS
Bonds issued by foreign         Information, Currency,    High Yield
branches of U.S. banks          Political, Diplomatic,    Select Income
("Eurobonds") and bonds issued  Regulatory, Liquidity,
by a U.S. branch of a foreign   Credit, Interest Rate,
bank and sold in the United     Debt Securities, and
States ("Yankee bonds"). These  Duration Risks
bonds are bought and sold in
U.S. dollars, but generally
carry with them the same risks
as investing in foreign
securities.
--------------------------------------------------------------------------------
JUNK BONDS
Debt securities that are rated  Credit, Interest          High Yield
BB or lower by S&P or Ba or     Rate, Debt Securities,    Select Income
lower by Moody's or unrated     and Duration Risks        Tax-Free Bond
securities of comparable
quality. Tend to pay higher
interest rates than
higher-rated debt securities,
but carry a higher credit
risk.
--------------------------------------------------------------------------------
GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
These are securities issued by  Prepayment,               Select Income
FHLMC and the FNMA or           Interest Rate,            U.S. Government
guaranteed  by GNMA and backed  and Duration              Securities
by mortgages. The Fund receives Risks
payments out of the interest
and principal on the underlying
mortgages.
--------------------------------------------------------------------------------
PIK (PAYMENT IN KIND)
SECURITIES
A type of bond or preferred     Credit, Interest          High Yield
stock that pays interest        Rate, and                 Select Income
and/or dividends in the form    Duration Risks
of additional bonds or
preferred stock.
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
A contract under which the      Counterparty Risk         All Funds
seller of a security agrees
to buy it back at an agreed-
upon price and time in the
future.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                      RISKS                     APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------

RULE 144A SECURITIES
Securities that are not         Liquidity Risk            High Yield
registered, but which are                                 Select Income
bought and sold solely by
institutional investors.
The Fund considers many
Rule 144A securities to
be "liquid," although
the market for such
securities typically is
less active than the
public securities
markets.

--------------------------------------------------------------------------------
STEP-UP BONDS
A bond that states one coupon   Credit, Interest          High Yield
rate  which typically could     Rate, and                 Select Income
be as low as 0% for an initial  Duration Risks
period followed by a higher
coupon rate.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality taxable money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, some of the Funds may have a higher portfolio turnover rate compared to many other mutual funds. The Fund with a higher-than-average portfolio turnover rate for the fiscal year ended August 31, 2002, was:

          U.S. Government Securities Fund 166%(1)

          (1) The increase in portfolio turnover over the prior year was primarily due to an increase in the size of the Fund as well as the shortening of the average weighted maturity of Fund investments.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions and may result in taxable capital gain distributions to a Fund's shareholders.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $323.6 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Funds. INVESCO was founded in 1932 and manages over $17.9 billion for 3,801,793 shareholder accounts of 49 INVESCO mutual funds as of September 30, 2002. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas, is the sub-advisor to Tax-Free Bond Fund.

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO, AIM, and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended August 31, 2002.

--------------------------------------------------------------------------------
                                            ADVISORY FEE AS A PERCENTAGE OF
FUND                                  AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------

High Yield                                              0.48%
Select Income                                           0.52%
Tax-Free Bond                                           0.55%
U.S. Government Securities                              0.55%

[INVESCO ICON] PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of their respective Fund's portfolio holdings:

FUND                            PORTFOLIO MANAGER(S)
High Yield                      Robert J. Hickey
Select Income                   Robert J. Hickey
                                Richard R. Hinderlie
Tax-Free Bond                   Richard A. Berry
                                Stephen D. Turman
U.S. Government Securities      Richard R. Hinderlie

RICHARD A. BERRY, a vice president and senior portfolio manager of AIM, is the portfolio manager of Tax-Free Bond Fund. Richard manages several other AIM fixed-income funds. Before joining AIM in 1987, he served at various times as senior vice president for InterFirst Investment Management Company, manager of investor relations at Texas Industries, Inc., vice president of Banc Texas, and investment officer at Southwestern Life Insurance Company. Richard is a Chartered Financial Analyst. He holds an M.B.A. in finance and a B.B.A. from Texas Christian University.

ROBERT J. HICKEY, a vice president of INVESCO, is the portfolio manager of High Yield Fund and a co-portfolio manager of Select Income Fund. Before joining INVESCO in 2001, Bob served in various capacities at Van Kampen Investments, including director of corporate bonds and senior portfolio manager. He holds a Masters of Management from the Kellogg Graduate School of Management of Northwestern University and a B.A. in Economics and International Affairs from the University of Wisconsin - Madison.

RICHARD R. HINDERLIE, a vice president of INVESCO, is the portfolio manager of U.S. Government Securities Fund and co-portfolio manager of Select Income Fund. Dick joined INVESCO in 1993. He holds an M.B.A. from Arizona State University and a B.A. in Economics from Pacific Lutheran University.

STEPHEN D. TURMAN, a vice president and portfolio manager of AIM, is the co-portfolio manager of Tax-Free Bond Fund. Stephen manages several other AIM fixed-income funds. Before joining AIM in 1985, he worked in institutional sales for Dean Witter. Stephen is a Chartered Financial Analyst. He holds a B.B.A. in finance from the University of Texas at Arlington.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential for current income; High Yield, Select Income, and U.S. Government Securities Funds also offer the opportunity for capital growth. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. Each Fund seeks to minimize risk by investing in many different companies in a variety of issuers.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable, and other factors. In general, the Funds are most suitable for investors who:
o are primarily seeking higher current income; and, for High Yield, Select Income, and U.S. Government Securities Funds, a secondary opportunity for capital growth.
o understand that shares of a Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o primarily seeking high rates of capital growth or total return (although High Yield, Select Income, and U.S. Government Securities Funds do seek to provide capital growth in addition to income).
o unwilling to accept potentially significant changes in the price of Fund shares.
o speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
 INCLUDING ACCRUED EXPENSES
---------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is calculated separately for each class.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you, your financial intermediary, or your plan or program sponsor. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you, your financial intermediary, or your plan or program sponsor after that time, the instructions will be processed at the NAV next calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the shares of the Funds if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for more information on how to purchase shares of a Fund. You may be charged a commission or transaction fee by the financial intermediary or plan or program sponsor for purchases of Fund shares.

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1%-5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. In determining whether a CDSC applies to a redemption from a non-qualified plan, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the Statement of Additional Information entitled "Distributor."

For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Class A, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

The following chart shows several ways to invest in a Fund if you invest directly through INVESCO.

METHOD                          INVESTMENT MINIMUM         PLEASE REMEMBER
----------------------------------------------------------------------------------------
BY CHECK                        $1,000 for regular         INVESCO does not accept
Mail to:                        accounts;                  cash, credit cards,
INVESCO Funds Group, Inc.       $250 for an IRA;           travelers' cheques, credit
P.O. Box 173706                 $50 for each subsequent    card checks, instant loan
Denver, CO 80217-3706.          investment.                checks, money orders, or
You may send your check by                                 third party checks unless
overnight courier to:                                      they are from another
4350 South Monaco Street                                   financial institution
Denver, CO 80237.                                          related to a retirement
                                                           plan transfer.
----------------------------------------------------------------------------------------
BY WIRE                         $1,000 for regular
You may send your payment by    accounts; $250 for an IRA;
bank wire (call                 $50 for each subsequent
1-800-525-8085 for              investment.
instructions).
----------------------------------------------------------------------------------------
BY TELEPHONE WITH ACH           $1,000 for regular         You must provide your bank
Call 1-800-525-8085 to          accounts; $250 for an IRA; account information to
request your purchase.  Upon    $50 for each subsequent    INVESCO prior to using
your telephone instructions,    investment.                this option.
INVESCO will move money from
your designated bank/credit
union checking or savings
account in order to purchase
shares.
----------------------------------------------------------------------------------------
BY INTERNET (INVESTOR CLASS -   $1,000 for regular         You will need a Web browser
GRANDFATHERED INVESTORS ONLY)   accounts; $250 for         to use this service.
Go to the INVESCO Web site      an IRA; $50 for each       Internet purchase
at invescofunds.com.            subsequent investment.     transactions are limited to
                                                           a maximum of $25,000.
----------------------------------------------------------------------------------------
REGULAR INVESTING WITH          $50 per month for          Like all regular investment
EASIVEST OR DIRECT              EasiVest; $50 per pay      plans, neither EasiVest
PAYROLL PURCHASE                period for Direct Payroll  nor Direct Payroll Purchase
You may enroll on your fund     Purchase. You may start    ensures a profit or
application, or call us for     or stop your regular       protects against loss in a
a separate form and more        investment plan at         falling market. Because
details. Investing the same     any time, with two weeks'  you'll invest continually,
amount on a monthly basis       notice to INVESCO.         regardless of varying
allows you to buy more                                     price levels, consider your
shares when prices are low                                 financial ability to keep
and fewer shares when prices                               buying through low price
are high. This "dollar cost                                levels. And remember that
averaging" may help offset                                 you will lose money if you
market fluctuations. Over a                                redeem your shares when the
period of time, your average                               market value of all your
cost per share may be less                                 shares is less than their
than the actual average net                                cost.
asset value per share.
----------------------------------------------------------------------------------------

METHOD                          INVESTMENT MINIMUM         PLEASE REMEMBER
----------------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE        $50 for subsequent         You must provide your bank
WITH ACH                        investments.               account information to
Automated transactions by                                  INVESCO prior to using this
phone are available for                                    option. Automated
subsequent purchases and                                   transactions are limited to
exchanges 24 hours a day.                                  a maximum of $25,000.
Simply call 1-800-424-8085.
----------------------------------------------------------------------------------------
BY EXCHANGE                     $1,000 for regular         See "Exchange Policy."
Between the same class of       accounts; $250 for an IRA;
any two INVESCO funds. Call     $50 for each subsequent
1-800-525-8085 for              investment.
prospectuses of other
INVESCO funds. Exchanges may
be made by phone or at our
Web site at invescofunds.com.
You may also establish an
automatic monthly exchange
service between two INVESCO
funds; call us for further
details and the correct form.

GRANDFATHERED  INVESTORS.  Investor Class shares of a Fund can be purchased only by:

o Persons or entities who had established an account in any of the funds managed and distributed by INVESCO (the "INVESCO Funds") in Investor Class shares prior to April 1, 2002 and have continuously maintained such account in Investor Class shares since April 1, 2002;
o Any person or entity listed in the account registration for any INVESCO Funds account in Investor Class shares that has been established prior to April 1, 2002 and continuously maintained since
  April 1, 2002, such as joint owners, trustees, custodians, and designated beneficiaries;
o Customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with INVESCO and/or any of the INVESCO
  Funds' Investor Class shares prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;
o Defined benefit, defined contribution, and deferred compensation plans; and
o INVESCO employees, INVESCO Funds directors, AMVESCAP employees, AMVESCAP directors, and their immediate families.

For more detailed information about eligibility, please call 1-800-525-8085. If you hold INVESCO Funds Investor Class shares through a financial intermediary, your eligibility to purchase Investor Class shares may differ depending on that institutions' policies.

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You will not pay a sales charge when exchanging Class B shares for other Class B shares, Class C shares for other Class C shares, or Class K shares for other Class K shares. If you make an exchange involving Class B, Class C, or Class K shares, the amount of time you held the original shares will be added to the holding period of the Class B, Class C, or Class K shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of each Fund per twelve-month period, but you may be subject to a redemption fee described below.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

REDEMPTION/EXCHANGE FEES (HIGH YIELD FUND - INVESTOR CLASS ONLY). If you redeem or exchange Investor Class shares of High Yield Fund after holding them three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2% of the current net asset value of the shares being redeemed or exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is currently waived for institutional, qualified retirement plans, and other shareholders investing through omnibus accounts, due to certain economies associated with these accounts. However, the Fund reserves the right to impose redemption fees on shares held by such shareholders at any time if warranted by the Fund's future cost of processing redemptions. The redemption fee may be modified or discontinued at any time or from time to time. This fee is not a deferred sales charge, is not a commission paid to INVESCO and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other mutual funds that are also advised by INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in a Fund. Class A, B, C, and K shares of the Funds are available primarily through financial intermediaries.

In addition, you should also consider the factors below:

                              Investor
                              Class       Class A                 Class B        Class C       Class K
                              -----       -------                 -------        -------       -------

Initial Sales Charge          None        4.75%                   None           None          None


CDSC(1)                       None        1% on certain           1%-5% for      1% for        0.70% on
                                          purchases held          shares held    shares held   certain
                                          less than 18 months     less than 6    less than 13  purchases
                                                                  years          months        held less
                                                                                               than 12
                                                                                               months

12b-1 Fee                     0.25%       0.35%                   1.00%          1.00%         0.45%


Redemption/Exchange Fee       2.00%(2)    None                    None           None          None

Conversion                    No          No                      Yes(3)         No            No

Purchase Order Maximum        None        None                    $250,000       $1,000,000    None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer concessions" for more information regarding CDSC charges and dealer concessions.

(2) High Yield Fund only.

(3) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

INTERNET TRANSACTIONS (INVESTOR CLASS - GRANDFATHERED INVESTORS ONLY). Investors may open new accounts and exchange and redeem Investor Class shares of any INVESCO fund through the INVESCO Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security number, and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

SALES CHARGES (CLASS A, B, C, AND K ONLY)

Sales charges on Class A shares of the Funds are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Funds are subject to the following initial sales charges:

                                               INVESTOR'S SALES CHARGE
AMOUNT OF INVESTMENT                        AS A % OF           AS A % OF
IN A SINGLE TRANSACTION                   OFFERING PRICE        INVESTMENT

Less than                      $25,000      4.75%               4.99%
$25,000     but less than      $50,000      4.75%               4.99%
$50,000     but less than     $100,000      4.00%               4.17%
$100,000    but less than     $250,000      3.75%               3.90%
$250,000    but less than     $500,000      2.50%               2.56%
$500,000    but less than   $1,000,000      2.00%               2.04%
$1,000,000  or more                         NAV                 NAV

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A AND CLASS K SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than the above-stated time periods, the CDSC may be assessed on the total original cost of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B shares and thirteen months for Class C shares, the CDSC may be assessed on the amount of the total original cost of the shares.

YEAR SINCE
PURCHASE MADE           CLASS B         CLASS C

First                   5%              1%(1)
Second                  4%              None
Third                   3%              None
Fourth                  3%              None
Fifth                   2%              None
Sixth                   1%              None
Seventh and following   None(2)         None

(1) The first year will consist of the first thirteen months.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

     REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.

          RIGHT OF ACCUMULATION. You may combine your new purchases of Class A shares with Class A shares that were previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

          LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

     INITIAL SALES CHARGE/CDSC EXCEPTIONS
     You will not pay initial sales charges:
     o on shares purchased by reinvesting dividends and distributions;
     o when exchanging shares of the same class among certain INVESCO funds;
     o when using the reinstatement privilege;
     o when a merger, consolidation, or acquisition of assets of an INVESCO fund occurs; and
     o upon automatic conversion of Class B to Class A.

     You will not pay a CDSC:
     o if you purchase less than $1,000,000 of Class A shares;
     o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
     o if you redeem Class B shares you held for more than six years;
     o if you redeem Class C shares you held for more than thirteen months;
     o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal.
     o if you redeem shares acquired through reinvestment of dividends and distributions;
     o if you are a qualified plan investing in Class A shares or Class K shares and elect to forego any dealer concession;
     o on increases in the net asset value of your shares;
     o to pay account fees;
     o for IRA distributions due to death or disability or periodic distributions based on life expectancy;
     o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
     o for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Funds' Statement of Additional Information for further details.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Funds. The 12b-1 fees paid by each Fund's classes of shares are used to pay distribution and service fees to IDI for the sale and distribution of the Funds' shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because each Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Under each 12b-1 Plan, payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for a class exceed these computed amounts, IDI pays the difference. Conversely, if distribution fees are less than computed amounts, IDI retains the difference.

[INVESCO ICON] YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You and your financial intermediary or plan or program sponsor may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for information on how to sell shares of a Fund. You may be charged a commission or transaction fee by your financial intermediary, or plan or program sponsor for sales of Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption, depending on how long you have held your shares. If you buy $1,000,000 or more Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1%-5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. In determining whether a CDSC applies to a redemption from a non-qualified plan, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor."

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times--particularly in periods of severe economic or market disruption--when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances--for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structures, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $250 or more.

REDEMPTION/EXCHANGE FEES (HIGH YIELD FUND - INVESTOR CLASS ONLY). If you redeem or exchange Investor Class shares of High Yield Fund after holding them three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2% of the current net asset value of the shares being redeemed or exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is currently waived for institutional, qualified retirement plan, and other shareholders investing through omnibus accounts, due to certain economies associated with these accounts. However, the Fund reserves the right to impose redemption fees on shares held by such shareholders at any time if warranted by the Fund's future cost of processing redemptions. The redemption fee may be modified or discontinued at any time or from time to time. This fee is not a deferred sales charge, is not a commission paid to INVESCO and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other mutual funds that are also advised by INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B ONLY). You may, within ninety days after you sell Class A or Class B shares, reinvest all or part of your redemption proceeds in Class A shares of a Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. You must notify INVESCO in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

The following chart shows several ways to sell your shares of the Funds if you invest directly through INVESCO.

METHOD                         REDEMPTION MINIMUM       PLEASE REMEMBER
-------------------------------------------------------------------------------------

BY TELEPHONE                   Any amount.              You must provide an IRA
Call us toll-free at:                                   redemption form to INVESCO
1-800-525-8085.                                         prior to making an IRA
                                                        redemption by telephone.
                                                        INVESCO's telephone
                                                        redemption privileges may
                                                        be modified or terminated
                                                        in the future at INVESCO's
                                                        discretion. The maximum
                                                        amount which may be
                                                        redeemed by telephone is
                                                        generally $25,000.

-------------------------------------------------------------------------------------
IN WRITING                     Any amount.              The redemption request must
Mail your request to                                    be signed by all registered
INVESCO Funds Group, Inc.                               account owners. Payment
P.O. Box 173706,                                        will be mailed to your
Denver, CO 80217-3706.                                  address as it appears on
You may also send your                                  INVESCO's records, or to a
request by overnight                                    bank designated by you in
courier to:                                             writing.
4350 South Monaco Street
Denver, CO 80237.
-------------------------------------------------------------------------------------

BY TELEPHONE WITH ACH          Any amount.              You must provide your bank
Call 1-800-525-8085 to                                  account information or IRA
request your redemption.                                redemption form to INVESCO
                                                        prior to using this option.
                                                        INVESCO will automatically pay
                                                        the proceeds into your
                                                        designated bank account.
-------------------------------------------------------------------------------------
BY INTERNET (INVESTOR CLASS-   Any amount. IRA          You will need a Web browser
GRANDFATHERED INVESTORS ONLY)  redemptions are not      to use this service.
Go to the INVESCO Web site     via the internet.        Internet transactions are
at invescofunds.com.                                    limited to a maximum of
                                                        $25,000. INVESCO will
                                                        automatically pay the
                                                        proceeds into your
                                                        designated bank account.

--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE       $50.                     Be sure to write down the
WITH ACH (INVESTOR CLASS-                               confirmation number
GRANDFATHERED INVESTORS ONLY)                           provided to you. You must
Automated transactions by                               forward your bank account
phone are available for                                 information to INVESCO
redemptions and exchanges 24                            prior to using this option.
hours a day. Simply call
1-800-424-8085.
-------------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN       $100 per payment on a    You must have at least
You may call us to request     monthly or quarterly     $10,000 total invested with
the appropriate form and       basis. The redemption    the INVESCO funds with at
more information at            check may be made        least $5,000 of that total
1-800-525-8085.                payable to any party     invested in the fund from
                               you designate.           which withdrawals will be
                                                        made.
-------------------------------------------------------------------------------------

METHOD                         REDEMPTION MINIMUM       PLEASE REMEMBER
-------------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY         Any amount.              All registered account
Mail your request to:                                   owners must sign the
INVESCO Funds Group, Inc.                               request, with signature
P.O. Box 173706                                         guarantees from an eli-
Denver, CO 80217-3706.                                  gible guarantor financial
                                                        institution, such as a
                                                        commercial bank or a
                                                        recognized national or
                                                        regional securities firm.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We manage the Funds in an effort to provide maximum total returns to all shareholders of the Funds. INVESCO generally focuses on pre-tax results and ordinarily does not manage a Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains, and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of a Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from interest on their investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders. Dividends from net investment income are declared daily and paid monthly at the discretion of the Company's board of directors. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

Each Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

A Fund's daily NAV reflects all realized capital gains that have not yet been distributed to shareholders. Therefore, a Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of a Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the various classes of each Fund for the past five years (or, if shorter, the period of the class's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Bond Funds, Inc.'s 2002 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

HIGH YIELD FUND - INVESTOR CLASS
-----------------------------------------------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31
-----------------------------------------------------------------------------------------------------
                                            2002         2001         2000         1999         1998
PER SHARE DATA
Net Asset Value - Beginning of Period       $4.26       $5.98        $6.40        $6.76        $7.45
=====================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.37        0.59         0.60         0.60         0.64
Net Losses on Securities
   (Both Realized and Unrealized)           (1.13)      (1.72)       (0.42)       (0.19)       (0.29)
=====================================================================================================
TOTAL FROM INVESTMENT OPERATIONS            (0.76)      (1.13)        0.18         0.41         0.35
=====================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS             0.36        0.59         0.60         0.77         1.04
=====================================================================================================
Net Asset Value - End of Period             $3.14       $4.26        $5.98        $6.40        $6.76
=====================================================================================================

TOTAL RETURN                              (18.07%)    (19.96%)       2.89%        6.53%        4.44%

RATIOS
Net Assets - End of Period
  ($000 Omitted)                         $259,795    $516,687     $787,537     $793,337     $641,394
Ratio of Expenses to Average Net
  Assets(a)(b)                              1.26%       1.08%        1.00%        0.99%        0.86%
Ratio of Net Investment Income to
  Average Net Assets(b)                    10.79%      11.31%        9.60%        9.13%        8.72%
Portfolio Turnover Rate                       58%        111%          98%         154%         282%

(a) Ratio is based on Total Expenses  of the class, less  Expenses  Absorbed  by INVESCO,  if applicable, which is before any expense offset arrangements (which may include custodian fees).

(b) Various expenses of the class were  voluntarily  absorbed by INVESCO for the year ended August 31,
2002. If such expenses had not been voluntarily  absorbed, ratio of expenses  to average net assets would have been 1.36% and ratio of net investment income to average net assets would have been 10.69%.


HIGH YIELD FUND - CLASS A & B
--------------------------------------------------------------------------------
                                               CLASS A               CLASS B

                                            PERIOD ENDED          PERIOD ENDED
                                               AUGUST 31             AUGUST 31
--------------------------------------------------------------------------------
                                                 2002(a)                2002(a)
PER SHARE DATA
Net Asset Value - Beginning of Period           $3.39                  $3.39
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                            0.14                   0.14
Net Losses on Securities (Both Realized and
  Unrealized)                                   (0.21)                 (0.26)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (0.07)                 (0.12)
================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                 0.14                   0.14
================================================================================
Net Asset Value - End of Period                 $3.18                  $3.13
================================================================================

TOTAL RETURN(b)                                (2.00%)(c)             (3.64%)(c)

RATIOS
Net Assets - End of Period ($000 Omitted)        $672                   $180
Ratio of Expenses to Average Net Assets(d)      1.09%(e)               1.81%(e)
Ratio of Net Investment Income to Average
  Net Assets                                    10.67%(e)             10.09%(e)
Portfolio Turnover Rate                            58%(f)                58%(f)

(a) From April 1, 2002, since inception of class, to August 31, 2002.

(b) The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the class, which is before any expense offset arrangements (which may include custodian fees).

(e) Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

HIGH YIELD FUND - CLASS C
--------------------------------------------------------------------------------------
                                                                          PERIOD ENDED
                                              YEAR ENDED AUGUST 31           AUGUST 31
--------------------------------------------------------------------------------------
                                              2002            2001             2000(a)

PER SHARE DATA
Net Asset Value - Beginning of Period        $4.25           $5.97            $6.31
======================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                         0.34            0.55             0.30
Net Losses on Securities (Both Realized
  and Unrealized)                            (1.13)          (1.72)           (0.34)
======================================================================================
TOTAL FROM INVESTMENT OPERATIONS             (0.79)          (1.17)           (0.04)
======================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS              0.34            0.55             0.30
======================================================================================
Net Asset Value - End of Period              $3.12           $4.25            $5.97
======================================================================================

TOTAL RETURN(b)                            (18.85%)        (20.70%)         (0.52%)(c)

RATIOS
Net Assets - End of Period ($000 Omitted)   $4,222          $7,770          $4,843
Ratio of Expenses to Average Net
  Assets(d)(e)                               2.00%           1.69%           1.60%(f)
Ratio of Net Investment Income to Average
  Net Assets(e)                              9.95%          10.75%           9.20%(f)
Portfolio Turnover Rate                        58%            111%             98%(g)

(a) From February 15, 2000, inception of class, to August 31, 2000.

(b) The applicable CDSC fees are not included in the Total Return calculation.

(c) Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d) Ratio is based on Total  Expenses  of the class, less  Expenses  Absorbed  by INVESCO, if applicable,  which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the class were  voluntarily  absorbed by INVESCO for the year ended August
31, 2002. If such expenses had not been voluntarily  absorbed, ratio of expenses  to average net assets  would have been 2.08% and ratio of net investment income to average net assets would have been 9.87%.

(f) Annualized

(g) Portfolio  Turnover is calculated  at the Fund level.  Represents the year ended August 31, 2000.


HIGH YIELD FUND - CLASS K
--------------------------------------------------------------------------------
                                                  YEAR ENDED      PERIOD ENDED
                                                   AUGUST 31         AUGUST 31
--------------------------------------------------------------------------------
                                                      2002             2001(a)

PER SHARE DATA
Net Asset Value - Beginning of Period                $4.26            $5.20
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                 0.36             0.40
Net Losses on Securities (Both Realized and
  Unrealized)                                        (1.13)           (0.94)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     (0.77)           (0.54)
================================================================================
LESS DIVIDENDSAND DISTRIBUTIONS                       0.36             0.40
================================================================================
Net Asset Value - End of Period                      $3.13            $4.26
================================================================================

TOTAL RETURN                                       (18.38%)         (11.15%)(b)

RATIOS
Net Assets - End of Period ($000 Omitted)             $790               $3
Ratio of Expenses to Average Net Assets(c)(d)        1.45%            1.48%(e)
Ratio of Net Investment Income to Average Net
  Assets(d)                                          9.85%           10.77%(e)
Portfolio Turnover Rate                                58%             111%(f)

(a) From December 14, 2000, since inception of class, to August 31, 2001.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

(d) Various Expenses of the class were voluntarily absorbed by INVESCO for the year ended August 31, 2002 and the period ended August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.62% and 3.56% (annualized), respectively, and ratio of net investment income to average net assets would have been 8.68% and 8.69% (annualized), respectively.

(e) Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2001.

SELECT INCOME FUND - INVESTOR CLASS
-----------------------------------------------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31
-----------------------------------------------------------------------------------------------------
                                            2002         2001         2000         1999         1998

PER SHARE DATA
Net Asset Value - Beginning of Period      $5.79        $6.06        $6.15        $6.68        $6.66
=====================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                       0.33         0.43         0.43         0.43         0.43
Net Gains or (Losses) on Securities (Both
  Realized and  Unrealized)                (0.76)       (0.27)       (0.09)       (0.41)        0.19
=====================================================================================================
TOTAL FROM INVESTMENT OPERATIONS           (0.43)        0.16         0.34         0.02         0.62
=====================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS            0.33         0.43         0.43         0.55         0.60
=====================================================================================================
Net Asset Value - End of Period            $5.03        $5.79        $6.06        $6.15        $6.68
=====================================================================================================

TOTAL RETURN                              (7.45%)       2.73%        5.78%        0.15%        9.58%

RATIOS
Net Assets - End of Period
  ($000 Omitted)                        $321,228     $593,629     $574,518     $549,438     $502,624
Ratio of Expenses to Average Net
  Assets(a)(b)                             1.05%        1.05%        1.06%        1.06%        1.06%
Ratio of Net Investment Income to Average
  Net Assets(b)                            6.37%        7.18%        7.10%        6.56%        6.36%
Portfolio Turnover Rate                      60%          79%          82%         135%         140%

(a) Ratio is based on Total  Expenses of the class,  less  Expenses  Absorbed by INVESCO,  which is before any  expense  offset  arrangements  (which may include custodian fees).

(b) Various expenses of the class were  voluntarily  absorbed by INVESCO for the years ended August
31, 2002,  2001,  2000,  1999, and 1998. If such expenses had not been  voluntarily  absorbed,  ratio of expenses to average net assets  would have been 1.39%, 1.32%, 1.19%, 1.16%, and 1.10%, respectively, and ratio of net investment  income to average net assets  would have been 6.03%,  6.91%,  6.97%,
6.46%, and 6.32%, respectively.


SELECT INCOME FUND - CLASS A & B
--------------------------------------------------------------------------------
                                               CLASS A               CLASS B

                                            PERIOD ENDED          PERIOD ENDED
                                               AUGUST 31             AUGUST 31
--------------------------------------------------------------------------------
                                                 2002(a)                2002(a)
PER SHARE DATA
Net Asset Value - Beginning of Period           $5.06                  $5.06
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                            0.13                   0.11
Net Losses on Securities (Both Realized and
  Unrealized)                                   (0.04)                 (0.03)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 0.09                   0.08
================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                 0.13                   0.11
================================================================================
Net Asset Value - End of Period                 $5.02                  $5.03
================================================================================

TOTAL RETURN(b)                                 1.81%(c)               1.62%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)        $281                    $90
Ratio of Expenses to Average Net Assets(d)      1.07%(e)               1.86%(e)
Ratio of Net Investment Income to Average
  Net Assets                                    6.02%(e)               4.99%(e)
Portfolio Turnover Rate                           60%(f)                 60%(f)

(a) From April 1, 2002, since inception of class, to August 31, 2002.

(b) The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the class, which is before any expense offset arrangements (which may include custodian fees).

(e) Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

SELECT INCOME FUND - CLASS C
--------------------------------------------------------------------------------------
                                                                          PERIOD ENDED
                                              YEAR ENDED AUGUST 31           AUGUST 31
--------------------------------------------------------------------------------------
                                              2002            2001             2000(a)

PER SHARE DATA
Net Asset Value - Beginning of Period        $5.79           $6.06            $6.02
======================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                         0.29            0.39             0.21
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                   (0.76)          (0.27)            0.04
======================================================================================
TOTAL FROM INVESTMENT OPERATIONS             (0.47)           0.12             0.25
======================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS              0.29            0.39             0.21
======================================================================================
Net Asset Value - End of Period              $5.03           $5.79            $6.06
======================================================================================

TOTAL RETURN(b)                             (8.14%)          1.97%            4.24%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)   $1,632          $2,839             $377
Ratio of Expenses to Average Net
  Assets(d)(e)                               1.80%           1.79%            1.83%(f)
Ratio of Net Investment Income  to
  Average Net Assets(e)                      5.61%           6.23%            6.42%(f)
Portfolio Turnover Rate                        60%             79%              82%(g)

(a) From February 15, 2000, since inception of class, to August 31, 2000.

(b) The applicable CDSC fees are not included in the Total Return calculation.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d) Ratio is based on Total  Expenses of the class,  less  Expenses  Absorbed by INVESCO, if applicable,  which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the class were  voluntarily  absorbed by INVESCO for the years ended
August 31, 2002 and 2001. If such expenses had not been  voluntarily absorbed,  ratio of  expenses to average  net assets  would have been 2.31% and 1.79% (annualized),  respectively, and ratio of net investment income to average net assets would have been 5.10% and 6.23% (annualized), respectively.

(f) Annualized

(g) Portfolio  Turnover is calculated  at the Fund level.  Represents  the year ended August 31, 2000.


SELECT INCOME FUND - CLASS K
--------------------------------------------------------------------------------
                                             YEAR ENDED           PERIOD ENDED
                                              AUGUST 31              AUGUST 31
--------------------------------------------------------------------------------
                                                 2002                 2001(a)

PER SHARE DATA
Net Asset Value - Beginning of Period           $5.78                $5.93
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                            0.32                 0.28
Net Losses on Securities (Both Realized and
  Unrealized)                                   (0.76)               (0.15)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (0.44)                0.13
================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                 0.32                 0.28
================================================================================
Net Asset Value - End of Period                 $5.02                $5.78
================================================================================

TOTAL RETURN                                   (7.47%)               2.25%(b)

RATIOS
Net Assets - End of Period ($000 Omitted)      $5,097                   $2
Ratio of Expenses to Average Net
  Assets(c)(d)                                  1.25%                1.24%(e)
Ratio of Net Investment Income to  Average
  Net Assets(d)                                 6.13%                6.60%(e)
Portfolio Turnover Rate                           60%                  79%(f)

(a) From December 14, 2000, since inception of class, to August 31, 2001.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the class were voluntarily absorbed by INVESCO for the year ended August 31, 2002 and the period ended August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.85% and 3.63% (annualized), respectively, and ratio of net investment income would have been 5.53% and 4.21% (annualized), respectively.

(e) Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2001.

TAX-FREE BOND FUND - INVESTOR CLASS
---------------------------------------------------------------------------------------------------------------
                                                                                PERIOD
                                                                                 ENDED
                                                 YEAR ENDED AUGUST 31        AUGUST 31      YEAR ENDED JUNE 30
---------------------------------------------------------------------------------------------------------------
                                            2002         2001         2000     1999(a)       1999         1998

PER SHARE DATA
Net Asset Value - Beginning of Period     $15.49       $14.72       $14.53      $14.71     $15.57       $15.34
===============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                       0.66         0.68         0.64        0.10       0.62         0.63
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)            0.07         0.77         0.24       (0.18)     (0.40)        0.40
===============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS            0.73         1.45         0.88       (0.08)      0.22         1.03
===============================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS            0.66         0.68         0.69        0.10       1.08         0.80
===============================================================================================================
Net Asset Value - End of Period           $15.56       $15.49       $14.72      $14.53     $14.71       $15.57
===============================================================================================================

TOTAL RETURN                               4.89%       10.07%        6.32%      (0.53%)     1.30%        6.87%

RATIOS
Net Assets - End of Period ($000
  Omitted)                              $196,673     $214,617     $178,154    $191,836   $201,791     $211,471
Ratio of Expenses to Average Net
  Assets(c)(d)                             0.90%        0.90%         0.91%       0.90%(e)   0.91%        0.91%
Ratio of Net Investment Income to
  Average Net Assets(d)                    4.33%        4.46%         4.45%       4.08%(e)   4.03%        4.06%
Portfolio Turnover Rate                      33%          33%           50%          3%(b)     66%         173%

(a) From July 1, 1999 to August 31, 1999.

(b)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(c) Ratio is based on Total  Expenses of the Class,  less  Expenses  Absorbed by INVESCO, which is before any expense  offset  arrangements  (which may include custodian fees).

(d) Various expenses of the Class were  voluntarily  absorbed by INVESCO for the years ended August 31, 2002,
2001 and 2000, the period ended August 31, 1999 and the  years  ended  June  30,  1999,  and  1998.  If such expenses  had not been voluntarily  absorbed,  ratio of expenses to average net assets  would have been 1.08%,
1.08%, 1.11%, 1.14% (annualized),  1.06%, and 1.04%,  respectively,  and ratio of net  investment  income to average  net assets  would have been  4.15%, 4.28%, 4.25%, 3.84% (annualized), 3.88%, and 3.93%, respectively.

(e) Annualized

                                               CLASS A               CLASS B

                                            PERIOD ENDED          PERIOD ENDED
                                               AUGUST 31             AUGUST 31
--------------------------------------------------------------------------------

TAX-FREE BOND FUND - CLASS A & B                2002(a)              2002(a)
PER SHARE DATA
Net Asset Value - Beginning of Period         $14.88               $14.88
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.26                 0.21
Net Gains on Securities (Both Realized and
  Unrealized)                                   0.68                 0.68
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                0.94                 0.89
================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                0.26                 0.21
================================================================================
Net Asset Value - End of Period               $15.56               $15.56
================================================================================

TOTAL RETURN(b)                                6.37%(c)             6.00%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)       $229                 $301
Ratio of Expenses to Average Net Assets(d)(e)  1.10%(f)             1.80%(f)
Ratio of Net Investment Income to Average
  Net Assets                                   3.86%(f)             3.13%(f)
Portfolio Turnover Rate                          33%(g)               33%(g)

(a) From April 1, 2002, since inception of class, to August 31, 2002.

(b) The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of each class were voluntarily absorbed by INVESCO for the period ended August 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.70% (annualized) for Class A and 2.39% (annualized) for Class B and ratio of net investment income to average net assets would have been 3.26% (annualized) for Class A and 2.54% (annualized) for Class B.

(f) Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

TAX-FREE BOND FUND - CLASS C
--------------------------------------------------------------------------------------
                                                                          PERIOD ENDED
                                              YEAR ENDED AUGUST 31           AUGUST 31
--------------------------------------------------------------------------------------
                                              2002            2001             2000(a)

PER SHARE DATA
Net Asset Value-Beginning of Period         $17.50          $14.71           $14.05
======================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                         0.62            0.58             0.29
Net Gains on Securities (Both Realized
  and Unrealized)                             0.08            2.79             0.66
======================================================================================
TOTAL FROM INVESTMENT OPERATIONS              0.70            3.37             0.95
======================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS              0.62            0.58             0.29
======================================================================================
Net Asset Value - End of Period             $17.58          $17.50           $14.71
======================================================================================

TOTAL RETURN(b)                              4.12%          23.26%            6.86%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)     $797          $1,279               $1
Ratio of Expenses to Average Net
  Assets(d)(e)                               1.65%           1.66%            1.66%(f)
Ratio of Net Investment Income to
  Average Net Assets(e)                      3.59%           3.58%            3.79%(f)
Portfolio Turnover Rate                        33%             33%              50%(g)

(a) From February 15, 2000, inception of class, to August 31, 2000.

(b) The applicable CDSC fees are not included in the Total Return calculation.

(c) Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d) Ratio is based on Total  Expenses of the class,  less  Expenses  Absorbed by INVESCO,  which is before any  expense  offset  arrangements  (which may include custodian fees).

(e) Various expenses of the class were  voluntarily  absorbed by INVESCO for the years ended August
31, 2002 and 2001 and the period  ended  August 31, 2000.  If such expenses had not been  voluntarily absorbed,  ratio of expenses to average net assets would have been 2.01%, 1.84% and 6.90% (annualized), respectively, and ratio of net  investment  income  (loss) to average  net assets  would have been
3.23%, 3.40% and (1.45%) (annualized), respectively.

(f) Annualized

(g) Portfolio  Turnover is calculated  at the Fund level.  Represents  the year ended August 31, 2000.

U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS
-----------------------------------------------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31
-----------------------------------------------------------------------------------------------------
                                            2002         2001         2000         1999         1998

PER SHARE DATA
Net Asset Value - Beginning of Period      $7.41        $7.05        $6.81        $7.99        $7.49
=====================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                       0.30         0.36         0.36         0.35         0.40
Net Gains or (Losses) on Securities (Both
  Realized and  Unrealized)                 0.24         0.36         0.24        (0.58)        0.67
=====================================================================================================
TOTAL FROM INVESTMENT OPERATIONS            0.54         0.72         0.60        (0.23)        1.07
=====================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS            0.30         0.36         0.36         0.95         0.57
=====================================================================================================
Net Asset Value - End of Period            $7.65        $7.41        $7.05        $6.81        $7.99
=====================================================================================================

TOTAL RETURN                               7.52%       10.45%        9.12%       (3.40%)      14.75%

RATIOS
Net Assets - End of Period
  ($000 Omitted)                        $158,974     $130,510      $74,870      $79,899      $79,485
Ratio of Expenses to Average Net
  Assets(a)(b)                             1.00%        1.00%        1.02%        1.01%        1.01%
Ratio of Net Investment Income to
  Average Net Assets(b)                    4.08%        4.87%        5.28%        4.80%        5.22%
Portfolio Turnover Rate                     166%          90%          21%         114%         323%

(a) Ratio is based on Total  Expenses of the class,  less  Expenses  Absorbed by INVESCO,  which is before any  expense  offset  arrangements  (which may include custodian fees).

(b) Various expenses of the class were  voluntarily  absorbed by INVESCO for the years ended August
31, 2002,  2001,  2000,  1999, and 1998. If such expenses had not been  voluntarily  absorbed,  ratio of expenses to average net assets  would have been 1.43%, 1.43%, 1.61%, 1.60%, and 1.41%, respectively, and ratio of net investment  income to average net assets  would have been 3.65%,  4.44%,  4.69%,
4.21%, and 4.82%, respectively.


U.S. GOVERNMENT SECURITIES FUND - CLASS A & B
--------------------------------------------------------------------------------
                                                 CLASS A               CLASS B

                                            PERIOD ENDED          PERIOD ENDED
                                               AUGUST 31             AUGUST 31
--------------------------------------------------------------------------------
                                                 2002(a)                2002(a)
PER SHARE DATA
Net Asset Value - Beginning of Period           $7.20                  $7.20
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                            0.12                   0.09
Net Gains on Securities (Both Realized and
  Unrealized)                                    2.11                   0.45
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 2.23                   0.54
================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                 0.12                   0.09
================================================================================
Net Asset Value - End of Period                 $9.31                  $7.65
================================================================================

TOTAL RETURN(b)                                31.08%(c)(d)            7.56%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)      $1,331                   $981
Ratio of Expenses to Average Net Assets(e)      1.06%(f)               1.72%(f)
Ratio of Net Investment Income to Average Net
  Assets                                        3.11%(f)               2.95%(f)
Portfolio Turnover Rate                          166%(g)                166%(g)

(a) From April 1, 2002, since inception of class, to August 31, 2002.

(b) The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Total return includes large fluctuations in asset size and shareholder transactions.

(e) Ratio is based on Total Expenses of the class, which is before any expense offset arrangements (which may include custodian fees).

(f) Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

U.S. GOVERNMENT SECURITIES FUND - CLASS C
--------------------------------------------------------------------------------------
                                                                          PERIOD ENDED
                                              YEAR ENDED AUGUST 31           AUGUST 31
--------------------------------------------------------------------------------------
                                              2002            2001             2000(a)

PER SHARE DATA
Net Asset Value - Beginning of Period        $7.40           $7.06            $6.72
======================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                         0.25            0.30             0.17
Net Gains on Securities (Both Realized
  and Unrealized)                             0.24            0.34             0.34
======================================================================================
TOTAL FROM INVESTMENT OPERATIONS              0.49            0.64             0.51
======================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS              0.25            0.30             0.17
======================================================================================
Net Asset Value - End of Period              $7.64           $7.40            $7.06
======================================================================================

TOTAL RETURN(b)                              6.72%           9.23%            7.64%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)   $5,309          $7,431             $241
Ratio of Expenses to Average Net
  Assets(d)(e)                               1.75%           1.70%            1.94%(f)
Ratio of Net Investment Income to Average
  Net Assets(e)                              3.40%           3.81%            4.65%(f)
Portfolio Turnover Rate                       166%             90%              21%(g)

(a) From February 15, 2000, since inception of class, to August 31, 2000.

(b) The applicable CDSC fees are not included in the Total Return calculation.

(c) Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d) Ratio is based on Total  Expenses of the class,  less  Expenses  Absorbed by INVESCO, which is before any expense  offset  arrangements  (which may include  custodian fees).

(e) Various expenses of the class were  voluntarily  absorbed by INVESCO for the years ended August 31,
2002 and 2001 and the period  ended  August 31, 2000.  If such expenses had not been  voluntarily absorbed,  ratio of expenses to average net assets would have been 2.04%, 1.82% and 2.29% (annualized), respectively and ratio of net  investment  income to average  net assets  would have been  3.11%, 3.69%
and 4.30% (annualized), respectively.

(f) Annualized

(g)  Portfolio  Turnover is calculated  at the Fund level.  Represents  the year ended August 31, 2000.

DECEMBER 31, 2002

INVESCO BOND FUNDS, INC.
INVESCO HIGH YIELD FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO SELECT INCOME FUND--INVESTOR CLASS, CLASS A, B, C, AND K INVESCO TAX-FREE BOND FUND--INVESTOR CLASS, CLASS A, B, AND C
U.S. GOVERNMENT SECURITIES FUND--INVESTOR CLASS, CLASS A, B, AND C

YOU MAY OBTAIN ADDITIONAL INFORMATION ABOUT THE FUNDS FROM SEVERAL SOURCES:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as the effect of market and general economic trends and a Fund's investment strategy on each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated December 31, 2002 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus, annual report, and semiannual report of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-2674 and 002-57151.

811-2674

                      STATEMENT OF ADDITIONAL INFORMATION

                            INVESCO BOND FUNDS, INC.

         INVESCO High Yield Fund - Investor Class, Class A, B, C, and K
        INVESCO Select Income Fund - Investor Class, Class A, B, C, and K
         INVESCO Tax-Free Bond Fund - Investor Class, Class A, B, and C
   INVESCO U.S. Government Securities Fund - Investor Class, Class A, B, and C

Address:                                        Mailing Address:

4350 South Monaco Street, Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                           In continental U.S., call:

                                 1-800-525-8085

                                December 31, 2002

--------------------------------------------------------------------------------

A Prospectus for the Investor Class, Class A, B, C, and, if applicable, K shares of INVESCO High Yield, INVESCO Select Income, INVESCO Tax-Free Bond, and INVESCO U.S. Government Securities Funds dated December 31, 2002, provides the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectus; in other words, this SAI is legally part of the Funds' Prospectus. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectus.

You may obtain, without charge, the current Prospectus, SAI, annual report, and semiannual report of the Funds by writing to INVESCO Distributors, Inc., P.O.
Box  173706,  Denver,  CO  80217-3706,  or  by  calling  1-800-525-8085.   The
Prospectus, annual report, and semiannual report of the Funds are also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS

The Company...........................................................47

Investments, Policies, and Risks......................................47

Investment Restrictions...............................................65

Management of the Funds...............................................67

Other Service Providers..............................................103

Brokerage Allocation and Other Practices.............................103

Capital Stock........................................................105

Tax Consequences of Owning Shares of a Fund..........................106

Performance..........................................................109

Code of Ethics.......................................................113

Financial Statements.................................................114

Appendix A...........................................................115

THE COMPANY

INVESCO Bond Funds, Inc. (the "Company") was incorporated under the laws of Colorado on August 20, 1976 and was reorganized as a Maryland corporation on April 2, 1993. On October 29, 1998, the name of the Company was changed to INVESCO Bond Funds, Inc. On August 16, 1999, the Company assumed all of the assets and liabilities of INVESCO Tax-Free Bond Fund (formerly, INVESCO Tax-Free Long-Term Bond Fund), a series of INVESCO Tax-Free Income Funds, Inc.

The Company is an open-end, diversified, management investment company currently consisting of four portfolios of investments: INVESCO High Yield Fund - Investor Class, Class A, B, C, and K; INVESCO Select Income Fund - Investor Class, Class A, B, C, and K; INVESCO Tax-Free Bond Fund - Investor Class, Class A, B, and C; and INVESCO U.S. Government Securities Fund - Investor Class, Class A, B, and C (each a "Fund" and collectively the "Funds"). Additional funds and classes may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectus of the Funds. The Funds also may invest in the following securities and engage in the following practices.

AMT BONDS (TAX-FREE BOND FUND ONLY) -- These are "private activity bonds" issued after August 7, 1986; the proceeds are directed in full or in part to private, for-profit organizations. The income from AMT Bonds is exempt from federal income tax, but may be subject to the alternative minimum tax - a special tax that applies to taxpayers who have certain adjustments to income or tax preference items. The Fund will not invest more than 20% of its net assets in AMT bonds.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements, and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization, or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. High Yield invests primarily in lower-rated securities commonly known as junk bonds, Select Income may invest up to 50% of its portfolio and Tax-Free Bond Fund may invest up to 10% of its portfolio in such securities, each at the time of purchase. High Yield Fund may not invest in securities rated below Caa by Moody's or CCC by S&P at the time of purchase. Select Income Fund may not invest in securities rated below B by Moody's or B- by S&P at the time of purchase. Although Tax-Free Bond Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's at the time of purchase (but never securities rated below B by Moody's or B- by S&P at the time of purchase), the Fund's investments are generally concentrated in debt securities rated BBB or higher by S&P or Baa or higher by Moody's. U.S. Government Securities Fund may invest only in investment grade debt securities. Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P at the time of purchase. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds, step-up bonds, mortgage-backed securities, and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

From time to time, the Funds may hold common stock that they acquire when an issuing company converts its debt securities held by the Fund into common stock. This occurs when issuing companies recapitalize. Although the Funds ordinarily will not hold stock acquired in this manner for extended periods of time, there is nothing to prevent them from holding the stock if they believe that it is in the best interest of Fund shareholders to hold the stock rather than liquidating it immediately in an unfavorable market.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

SECTOR RISK -- Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. If the portfolio managers allocate more of their respective Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to the economic, business, or other developments which generally affect that sector.

FOREIGN SECURITIES (HIGH YIELD AND SELECT INCOME FUNDS) -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges is generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The advisor or sub-advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the advisor or sub-advisor may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds'
Prospectus or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectus.

SPECIAL   RISKS.   Financial   Instruments   and  their  use   involve   special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the advisor or sub-advisor employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the advisor and/or sub-advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the advisor and/or sub-advisor wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts, and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor and/or sub-advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor and/or sub-advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends, or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the advisor anticipates. There is no assurance that the advisor's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS, AND COLLARS. The Funds are authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

HOLDRS -- Holding Company Depository Receipts, or HOLDRs, are trust-issued receipts that represent a Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

INTERFUND BORROWING AND LENDING PROGRAM -- Pursuant to an exemptive order issued by the SEC, a Fund may lend money to, and borrow money for temporary purposes, from other funds advised by INVESCO or its affiliates. A Fund will bowrrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies, including investment companies advised by INVESCO and its affiliates (pursuant to an exemptive order dated May 12, 1999), that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Exchange Traded Funds ("ETFs"). ETFs are investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETF shares are sold and redeemed at net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchases and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act, limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company and a Fund may own no more than 3% of the outstanding shares may be invested in the securities of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MUNICIPAL OBLIGATIONS (TAX-FREE BOND FUND ONLY)-- Municipal debt securities including municipal bonds, notes and commercial paper. The Tax-Free Bond Fund will, under normal market conditions, have at least 80% of its net assets invested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax. It is the Fund's present intention to invest its assets so that substantially all of its annual income will be tax-exempt. The Fund may invest in municipal obligations whose interest income may be specially treated as a tax preference item under the alternative minimum tax ("AMT"). Securities that generate income that is a tax preference item may not be counted towards the 80% tax exempt threshold described above. Tax-exempt income may result in an indirect tax preference item for corporations, which may subject an investor to liability under the AMT depending on its particular situation. Tax-Free Bond Fund, however, will not invest more than 20% of its net assets in obligations the interest from which gives rise to a preference item for the purpose of the AMT and in other investments subject to federal income tax. Distributions from this Fund may be subject to state and local taxes. The other Funds may invest in municipal obligations, but under normal circumstances do not intend to make significant investment in these securities.

The Funds may invest in the following types of municipal obligations:

     MUNICIPAL BONDS -- Municipal bonds are classified as general obligation or revenue bonds. General obligations bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

     MUNICIPAL NOTES -- Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

     MUNICIPAL COMMERCIAL PAPER -- Municipal commercial paper is short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and INVESCO believes that this increase may continue.

     VARIABLE RATE OBLIGATIONS -- The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which the Fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

     MUNICIPAL LEASE OBLIGATIONS -- Also included in "municipal securities" are municipal lease obligations, which may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The Funds may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Funds in municipal lease obligations shall be deemed illiquid and shall be valued according to each Fund's Procedures for Valuing Securities current at the time of such valuation.

REAL ESTATE INVESTMENT TRUSTS - To the extent consistent with its investment objectives and policies, the Funds may invest in securities issued by real estate investment trusts ("REITs").

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Funds have the ability to invest in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements ("REPOs") on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with financial institutions that are creditworthy under standards established by the Company's advisor. INVESCO must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may from time to time loan securities from its portfolio to brokers, dealers, and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Company's board of directors. A Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions, or the Fund may be unable to exercise certain ownership rights. A Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. A Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

INVESCO  provides  the  following  services in  connection  with the  securities lending  activities of each Fund: (a) oversees  participation  in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with INVESCO's instructions and with procedures adopted by the board of directors; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of directors with respect to securities lending activities; (e) responds to Agent inquiries; and (f) performs such other duties as necessary. INVESCO intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Funds have obtained an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have INVESCO or an affiliate of INVESCO as an investment advisor.

SENIOR LOANS. Senior loans are business loans made to borrowers that may be corporations, partnerships, or other entities ("Borrowers"). These Borrowers operate in a variety of industries and geographic regions. The interest rates on Senior Loans adjust periodically, and a Fund's portfolio of Senior Loans will at all times have a dollar-weighted average time until the next interest rate adjustment of 90 days or less. The Funds believe that investing in adjustable rate Senior Loans should limit fluctuations in net asset value caused by changes in interest rates.

Senior Loans are generally negotiated between a Borrower and several financial institution lenders ("Lenders") represented by one or more Lenders acting as agent of all the Lenders ("Agent"). The Agent is responsible for negotiating the Loan Agreement that establishes the terms and conditions of the Senior Loan and the rights of the Borrower and the Lenders. A Fund may act as one of the group of original Lenders originating a Senior Loan, may purchase assignments of portions of Senior Loans from third parties, and may invest in participations in Senior Loans. Senior Loans may include certain foreign senior debt that is in the form of notes and not Loan Agreements.

There is less readily available information about most Senior Loans than is the case for many other types of securities. Senior Loans are generally not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning that a Fund may not be able to sell them quickly. The market for illiquid securities is more volatile than the market for liquid securities. The market could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates.

TEMPORARY TAXABLE INVESTMENTS (TAX-FREE BOND FUND ONLY) -- Tax-Free Bond Fund may from time to time invest a portion of its assets on a temporary basis in "temporary investments," the income from which may be subject to federal income tax. These investments include AMT Bonds, short-term or taxable securities (the income from which may be subject to federal income tax), junk bonds and cash. Short-term taxable investments normally will consist of notes having quality ratings within the two highest grades of Moody's, S&P, Fitch, or D&P;
obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated at least P-2 by Moody's and A-2 by S&P; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits, bankers acceptances and other short-term bank obligations; and repurchase agreements. Temporary taxable investment normally will consist of corporate bonds and other debt obligations. Any net interest income on taxable temporary investments will be taxable to shareholders as ordinary income when distributed.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. A Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

      1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

      2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
      (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

      3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act, in connection with the disposition of the Fund's portfolio securities;

      4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

      5. issue senior securities, except as permitted under the 1940 Act;

      6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

      7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

      8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

      9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

      A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

      B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

      C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

      D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

      E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the Company's investment advisor. INVESCO was founded in 1932 and serves as an investment advisor to:

       INVESCO Bond Funds, Inc.
       INVESCO Combination Stock & Bond Funds, Inc.
       INVESCO Counselor Series Funds, Inc.
       INVESCO Global & International Funds, Inc.
          (formerly, INVESCO International Funds, Inc.)
       INVESCO Manager Series Funds, Inc.
       INVESCO Money Market Funds, Inc.
       INVESCO Sector Funds, Inc.
       INVESCO Stock Funds, Inc.
       INVESCO Treasurer's Series Funds, Inc.
       INVESCO Variable Investment Funds, Inc.

As of September 30, 2002, INVESCO managed 49 mutual funds having combined assets of over $17.9 billion, on behalf of 3,801,793 shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $323.6 billion in assets under management as of September 30, 2002.

AMVESCAP PLC's North American subsidiaries include:

     INVESCO Retirement, Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors and institutional plan providers.

          AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company) ("ANTC"), a wholly owned sub sidiary of IRI, maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.

     INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and the collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO  Management  &  Research  Division,   Boston,   Massachusetts,
          primarily manages pension and endowment accounts.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO Institutional (N.A.), Inc., New York, is an investment advisor for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions, and private individuals. INVESCO Institutional further serves as investment advisor to several closed-end investment companies, and as sub-advisor with respect to certain commingled employee benefit trusts.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans, and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 30 Finsbury Square, London, EC2A 1AG, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment advisor to the Funds under an Investment Advisory Agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

   o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

   o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

   o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

   o providing the Funds the benefit of investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

   o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

   o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

   o administrative;

   o internal accounting (including computation of net asset value);

   o clerical and statistical;

   o secretarial;

   o all other services necessary or incidental to the administration of the affairs of the Funds;

   o supplying the Company with officers, clerical staff, and other employees;

   o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

   o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectus, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

   o supplying basic telephone service and other utilities; and

   o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

High Yield Fund

   o 0.50% on the first $300 million of the Fund's average net assets;

   o 0.40% on the next $200 million of the Fund's average net assets; and

   o 0.30% of the Fund's average net assets from $500 million.

Select Income, Tax-Free Bond, and U.S. Government Securities Funds

   o 0.55% on the first $300 million of each Fund's average net assets;

   o 0.45% on the next $200 million of each Fund's average net assets; and

   o 0.35% of each Fund's average net assets from $500 million.

During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that INVESCO's fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Company and INVESCO. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class.

                                    Advisory      Total Expense    Total Expense
                                    Fee Dollars   Reimbursements   Limitations
                                    -----------   --------------   -----------
INVESTOR CLASS
--------------

HIGH YIELD FUND
Year Ended August 31, 2002          $1,707,525     $   352,986         1.25%
Year Ended August 31, 2001           2,865,241               0         1.25%
Year Ended August 31, 2000           3,063,648               0         1.25%

SELECT INCOME FUND
Year Ended August 31, 2002          $2,199,494     $ 1,450,985         1.05%
Year Ended August 31, 2001           2,911,139       1,635,595         1.05%
Year Ended August 31, 2000           2,701,447         720,362         1.05%

TAX-FREE BOND FUND
Year Ended August 31, 2002          $1,039,981     $   341,735         0.90%
Year Ended August 31, 2001             998,287         324,502         0.90%
Year Ended August 31, 2000             973,112         356,522         0.90%

U.S. GOVERNMENT SECURITIES FUND
Year Ended August 31, 2002          $  788,988     $   610,419         1.00%
Year Ended August 31, 2001             564,241         445,439         1.00%
Year Ended August 31, 2000             415,569         449,886         1.00%

CLASS A
-------

HIGH YIELD FUND
Period Ended August 31, 2002(1)     $      633     $         0         1.35%

SELECT INCOME FUND
Period Ended August 31, 2002(1)     $      501     $         0         1.15%(2)

TAX-FREE BOND FUND
Period Ended August 31, 2002(1)     $      238     $       266         1.10%

U.S. GOVERNMENT SECURITIES FUND
Period Ended August 31, 2002(1)     $      858     $         0         1.10%(3)

CLASS B
-------

HIGH YIELD FUND
Period Ended August 31, 2002(1)     $      249     $         0         2.00%

SELECT INCOME FUND
Period Ended August 31, 2002(1)     $      143     $         0         1.80%(4)

TAX-FREE BOND FUND
Period Ended August 31, 2002(1)     $      208     $       227         1.80%

U.S. GOVERNMENT SECURITIES FUND
Period Ended August 31, 2002(1)     $    1,364     $         0         1.75%(5)

CLASS C
-------

HIGH YIELD FUND
Year Ended August 31, 2002          $   25,676     $     4,221         2.00%
Year Ended August 31, 2001              33,305               0         2.00%
Period Ended August 31, 2000(6)          5,707               0         2.00%

                                    Advisory      Total Expense    Total Expense
                                    Fee Dollars   Reimbursements   Limitations
                                    -----------   --------------   -----------

SELECT INCOME FUND
Year Ended August 31, 2002          $    9,691     $     9,551         1.80%
Year Ended August 31, 2001              10,512               0         1.80%
Period Ended August 31, 2000(6)            374               0         1.80%

TAX-FREE BOND FUND
Year Ended August 31, 2002          $    5,664     $     3,697         1.65%
Year Ended August 31, 2001               2,354             775         1.65%
Period Ended August 31, 2000(6)              4              30         1.65%

U.S. GOVERNMENT SECURITIES FUND
Year Ended August 31, 2002          $   33,551     $    17,587         1.75%
Year Ended August 31, 2001               9,953           2,223         1.75%
Period Ended August 31, 2000(6)            108              66         1.75%

CLASS K
-------

HIGH YIELD FUND
Year Ended August 31, 2002          $    3,716     $     8,875         1.45%
Period Ended August 31, 2001(7)              3              16         1.45%

SELECT INCOME FUND
Year Ended August 31, 2002          $   24,461     $    27,713         1.25%
Period Ended August 31, 2001(7)              3              18         1.25%

(1) For the period April 1, 2002, commencement of operations, through August 31, 2002.

(2) 1.35% prior to August 1, 2002. Effective August 1, 2002, the Total Expense Limitation was changed to 1.15%.

(3) 1.25% prior to August 1, 2002. Effective August 1, 2002, the Total Expense Limitation was changed to 1.10%.

(4) 2.00% prior to August 1, 2002. Effective August 1, 2002, the Total Expense Limitation was changed to 1.80%.

(5) 2.15% prior to August 1, 2002. Effective August 1, 2002, the Total Expense Limitation was changed to 1.75%.

(6) For the period February 15, 2000, commencement of operations, through August 31, 2000.

(7) For the period December 14, 2000, commencement of operations, through August 31, 2001.

THE SUB-ADVISORY AGREEMENT

With respect to Tax-Free Bond Fund, A I M Capital Management, Inc. ("AIM") serves as sub-advisor to the Fund pursuant to a sub-advisory agreement dated May 10, 2000 (the "Sub-Advisory Agreement") with INVESCO.

The Sub-Advisory Agreement provides that AIM, subject to the supervision of INVESCO, shall manage the investment portfolio of the Fund in conformity with the Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Fund, as from time to time amended and in use under the 1933 Act and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Fund the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of AIM; (e) determining what portion of the Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of the Fund shall be exercised. The Sub-Advisory Agreement provides that, as compensation for its services, AIM shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the Fund's net assets. The sub-advisory fees are paid by INVESCO, NOT the Fund. The fees are calculated at the following annual rates:

Tax-Free Bond Fund

   o 0.22% on the first $300 million of the Fund's average net assets;

   o 0.18% on the next $200 million of the Fund's average net assets;

   o 0.14% of the Fund's average net assets from $500 million;

BOARD RENEWAL OF ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

In renewing the Advisory Agreement and Sub-Advisory Agreement, the board primarily considered, with respect to each Fund, the nature, quality, and extent of the services provided under the Agreements and the overall fairness of the Agreements. The board requested and evaluated information from INVESCO that addressed specific factors designed to assist in the board's consideration of these issues.

With respect to the nature and quality of the services provided, the board reviewed, among other things, (1) the overall performance results of the Funds in comparison to relevant indices; (2) a summary for each Fund of the performance of a peer group of investment companies pursuing broadly similar strategies prepared by an independent data service, and (3) the degree of risk undertaken by INVESCO as reflected by a risk/return summary, also prepared by the independent data service. The board also considered INVESCO's resources and responsiveness with respect to Funds that have experienced performance difficulties and discussed the efforts being made to improve the performance records of such Funds. The board also considered the advantages to each Fund of having an advisor that is associated with a global investment management organization and the experience of the Sub-Advisor in managing tax-free bond funds. In connection with its review of the quality of the execution of the Funds' trades, the board considered INVESCO's use in fund transactions of brokers or dealers that provided research and other services to INVESCO or its affiliates, and the benefits derived from such services to the Funds and to INVESCO. The board also considered the quality of the shareholder and administrative services provided by INVESCO, as well as the firm's positive compliance history.

With respect to the overall fairness of the Agreements, the board primarily considered the fairness of fee arrangements and the profitability and any fall-out benefits to INVESCO and its affiliates from their association with the Funds. The board reviewed information from an independent data service about the rates of compensation paid to investment advisors and overall expense ratios, for funds comparable in size, character, and investment strategy to the Funds. In concluding that the benefits accruing to INVESCO and its affiliates by virtue of their relationships with the Funds were reasonable in comparison with the costs of providing investment advisory services and the benefits accruing to each Fund, the board reviewed specific data as to INVESCO's profit or loss on each Fund, and carefully examined INVESCO's cost allocation methodology. In this connection, the board requested that the Funds' independent auditors review INVESCO's methodology for appropriateness. The board concluded that renewal of the Advisory Agreement and Sub-Advisory Agreement was in the best interest of the Funds' shareholders. These matters were considered by the directors who are not affiliated with INVESCO (the "Independent Directors") working with experienced 1940 Act counsel that is independent of INVESCO.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000, as amended November 30, 2002 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

   o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of each Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000, as amended November 30, 2002 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $28.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

During the periods outlined in the table below, the Funds paid the following fees to INVESCO (in some instances, prior to the voluntary absorption of certain Fund expenses by INVESCO and the sub-advisor, if applicable). The fees are allocated daily to each class based on the relative proportion of net assets represented by such class. To limit expenses, INVESCO has contractually obligated itself to waive fees and bear expenses through August 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares, 2.75% for each of Class B and Class C shares, and 2.20% for Class K shares. INVESCO is entitled to reimbursement by a class of any fees waived pursuant to this arrangement if such reimbursement does not cause the class to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

                                                  Administrative       Transfer
                                       Advisory       Services          Agency
                                       --------       --------          ------
INVESTOR CLASS
--------------

HIGH YIELD FUND
Year Ended August 31, 2002          $1,707,525     $   169,514        $1,686,664
Year Ended August 31, 2001           2,865,241         321,065         2,058,682
Year Ended August 31, 2000           3,063,648         349,751         1,799,501

SELECT INCOME FUND
Year Ended August 31, 2002          $2,199,494     $   198,915        $2,886,015
Year Ended August 31, 2001           2,911,139         284,060         2,886,015
Year Ended August 31, 2000           2,701,447         254,484         1,795,050

                                                  Administrative       Transfer
                                       Advisory       Services          Agency
                                       --------       --------          ------
TAX-FREE BOND FUND
Year Ended August 31, 2002          $1,039,981     $    95,031         $ 242,802
Year Ended August 31, 2001             998,287          91,656           234,034
Year Ended August 31, 2000             973,112          89,618           244,611

U.S. GOVERNMENT SECURITIES FUND
Year Ended August 31, 2002          $  788,998     $    74,128         $ 610,440
Year Ended August 31, 2001             564,241          56,011           420,155
Year Ended August 31, 2000             415,569          43,999           410,580

CLASS A
-------

HIGH YIELD FUND
Period Ended August 31, 2002(1)     $      633     $        62         $     135

SELECT INCOME FUND
Period Ended August 31, 2002(1)     $      501     $        45         $      71

TAX-FREE BOND FUND
Period Ended August 31, 2002(1)     $      238     $        21         $      64

U.S. GOVERNMENT SECURITIES FUND
Period Ended August 31, 2002(1)     $      858     $        80         $     154

CLASS B
-------

HIGH YIELD FUND
Period Ended August 31, 2002(1)     $      249     $        24         $     105

SELECT INCOME FUND
Period Ended August 31, 2002(1)     $      143     $        13         $      50

TAX-FREE BOND FUND
Period Ended August 31, 2002(1)     $      208     $        20         $      38

U.S. GOVERNMENT SECURITIES FUND
Period Ended August 31, 2002(1)     $    1,364     $       128         $     150

CLASS C
-------

HIGH YIELD FUND
Year Ended August 31, 2002          $   25,676     $     2,548         $  22,576
Year Ended August 31, 2001              33,305           3,717            13,472
Period Ended August 31, 2000(2)          5,707             652             1,514

SELECT INCOME FUND
Year Ended August 31, 2002          $    9,691     $       875         $   9,945
Year Ended August 31, 2001              10,512           1,034             4,667
Period Ended August 31, 2000(2)            374              36               163

TAX-FREE BOND FUND
Year Ended August 31, 2002          $    5,664     $       517         $   2,693
Year Ended August 31, 2001               2,354             215               816
Period Ended August 31, 2000(2)              4               0                30

U.S. GOVERNMENT SECURITIES FUND
Year Ended August 31, 2002          $   33,551     $     3,145         $  18,187
Year Ended August 31, 2001               9,953             968             3,285
Period Ended August 31, 2000(2)            108              11                79

                                                  Administrative       Transfer
                                       Advisory       Services          Agency
                                       --------       --------          ------
CLASS K
-------

HIGH YIELD FUND
Year Ended August 31, 2002          $    3,716     $       366         $   7,930
Period Ended August 31, 2001(3)              3               0                19

SELECT INCOME FUND
Year Ended August 31, 2002          $   24,461     $     2,214         $  33,062
Period Ended August 31, 2001(3)              3               0                19

(1) For the period April 1, 2002, commencement of operations, through August 31, 2002.

(2) For the period February 15, 2000, commencement of operations, through August 31, 2000.

(3) For the period December 14, 2000, commencement of operations, through August 31, 2001.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

The tables below provide information about each of the Company's directors and officers. The first table provides information for the Independent Directors, and the second table provides information for the directors who are "interested persons" of the Company as defined in Section 2(a)(19) of the 1940 Act (the "Interested Directors"). For the Interested Directors, information about their principal occupations and other directorships reflects their affiliations with INVESCO and its affiliated companies.

Independent Directors

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director
Fred A. Deering                  Vice Chairman of the  Formerly, Chairman of the        49
(3),(4),(8),(9),(10)             Board                 Executive Committee and
1551 Larimer Street, #1701                             Chairman of the Board of
Denver, Colorado                                       Security Life of Denver
Age:  74                                               Insurance Company; and
                                                       Director of ING American
                                                       Holdings Company and First ING
                                                       Life Insurance Company of New
                                                       York. Formerly, Trustee of
                                                       INVESCO Global Health Sciences
                                                       Fund.

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director
Victor L. Andrews, Ph.D.         Director              Professor Emeritus, Chairman     49            Director of The Sheffield
(5),(7),(11),(12)                                      Emeritus and Chairman and CFO                  Funds, Inc.
34 Seawatch Drive                                      of the Roundtable of the
Savannah, Georgia                                      Department of Finance of
Age:  72                                               Georgia State University; and
                                                       President, Andrews Financial
                                                       Associates, Inc. (consulting
                                                       firm). Formerly, member of the
                                                       faculties of the Harvard
                                                       Business School and the Sloan
                                                       School of Management of MIT.

Bob R. Baker                     Director              Consultant (2000 to present).    49
(4),(5),(6),10),(11),(12)                              Formerly, President and
37 Castle Pines Dr. N.                                 Chief Executive Officer
Castle Rock, Colorado                                  (1989 to 2000) of AMC Cancer
Age:  66                                               Research Center, Denver,
                                                       Colorado. Until mid-December
                                                       1988, Vice Chairman of the
                                                       Board of First Columbia
                                                       Financial Corporation,
                                                       Englewood, Colorado; formerly,
                                                       Chairman of the Board and
                                                       Chief Executive Officer of
                                                       First Columbia Financial
                                                       Corporation.


Lawrence H. Budner               Director              Trust Consultant. Formerly,      49
(3),(6),(11),(12)                                      Senior Vice President and
7608 Glen Albens Circle                                Senior Trust Officer of
Dallas, Texas                                          InterFirst Bank, Dallas, Texas.
Age:  72

James T. Bunch(5),(6),(10)       Director              Principal and Founder of         49
3600 Republic Plaza              (since 2000)          Green, Manning & Bunch
370 Seventeenth Street                                 Ltd., Denver, Colorado
Denver, Colorado                                       (1988 to present); Director and
Age:  60                                               Secretary of Green, Manning &
                                                       Bunch Securities, Inc. since
                                                       September 1993; Director
                                                       and Vice President of Western
                                                       Golf Association and Evans
                                                       Scholars Foundation;
                                                       Director of United States
                                                       Golf Association.  Formerly,
                                                       General Counsel and Director
                                                       of Boettcher & Co., Denver,
                                                       Colorado; and formerly, Chairman
                                                       and Managing Partner of Davis,
                                                       Graham & Stubbs, Denver, Colorado.

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director
Gerald J. Lewis(3),(7),(8)       Director              Chairman of Lawsuit Reso-        49            Director of General
701 "B" Street                   (since 2000)          lution Services, San Diego,                    Chemical Group,
Suite 2100                                             California (1987 to present).                  Inc., Hampdon, New
San Diego, California                                  Formerly, Associate Justice of                 Hampshire (1996 to
Age:  69                                               the California Court of                        present). Director
                                                       Appeals; and Of Counsel,                       of Wheelabrator
                                                       Latham & Watkins, San Diego,                   Technologies, Inc.,
                                                       California (1987 to 1997).                     Fisher Scientific,
                                                                                                      Inc., Henley
                                                                                                      Manufacturing, Inc.,
                                                                                                      and California
                                                                                                      Coastal Properties,
                                                                                                      Inc.
John W. McIntyre                 Director              Retired. Trustee of Gables       49
(3),(4),(6),(8)                                        Residential Trust; Trustee and
7 Piedmont Center                                      Chairman of the J.M. Tull
Suite 100                                              Charitable Foundation;
Atlanta, Georgia                                       Director of Kaiser Foundation
Age:  72                                               Health Plans of Georgia, Inc.
                                                       Formerly, Vice Chairman of
                                                       the Board of Directors
                                                       of The Citizens and
                                                       Southern Corporation
                                                       and Chairman of the Board
                                                       and Chief Executive
                                                       Officer of The Citizens
                                                       and Southern Georgia
                                                       Corp. and The Citizens
                                                       and Southern National
                                                       Bank; formerly, Trustee
                                                       of INVESCO Global Health
                                                       Sciences Fund and Trustee
                                                       of Employee's Retirement
                                                       System of GA, Emory
                                                       University.

Larry Soll, Ph.D.                Director              Retired. Formerly, Chairman      49            Director of Synergen
(5),(7),(10),(11),(12)           (since 1997)          of the Board (1987 to 1994),                   since incorporation
2358 Sunshine Canyon Drive                             Chief Executive Officer (1982                  in 1982; Director of Isis
Boulder, Colorado                                      to 1989 and 1993 to 1994) and                  Pharmaceuticals, Inc.
Age:  60                                               President (1982 to 1989) of
                                                       Synergen Inc.; and formerly,
                                                       Trustee of INVESCO Global
                                                       Health Sciences Fund.

Interested Directors and Officers.

Messrs. Cunningham, Healey, and Williamson are Interested Directors by virtue of the fact that they are officers of INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.


Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director

Mark H. Williamson (4),(12)      President (1998 to    Chief Executive Officer,         49            Chairman of the Board
4350 South Monaco Street         present), Chief       Managed Products Division,                     of INVESCO Funds
Denver, Colorado                 Executive Officer     AMVESCAP PLC (2001 to                          Group, Inc. and
Age:  51                         (1998 to present)     present); Chief Executive                      INVESCO Distributors,
                                 and Chairman of the   Officer of INVESCO Funds                       Inc.
                                 Board (since 1999)    Group, Inc.; and Chief
                                                       Executive Officer of INVESCO
                                                       Distributors, Inc. Formerly,
                                                       President of INVESCO Funds
                                                       Group, Inc.; formerly,
                                                       President of INVESCO
                                                       Distributors, Inc.; formerly,
                                                       Chief Operating Officer and
                                                       Chairman of the Board of
                                                       INVESCO Global Health Sciences
                                                       Fund; formerly, Chairman and
                                                       Chief Executive Officer of
                                                       NationsBanc Advisors, Inc.;
                                                       and formerly, Chairman of
                                                       NationsBanc Investments, Inc.

Raymond R. Cunningham            Vice President and    President and Chief Operating    49            Director of INVESCO
4350 South Monaco Street         Director (since 2001) Officer of INVESCO Funds                       Funds Group, Inc.
Denver, Colorado                                       Group, Inc.; President of                      and INVESCO Distributors,
Age:  51                                               INVESCO Distributors, Inc.                     Inc.
                                                       Formerly, Senior Vice
                                                       President of INVESCO Funds
                                                       Group, Inc.; and Senior Vice
                                                       President of GT Global -
                                                       North America (1992-1998).

Richard W. Healey                Director (since       Senior Vice President of         47            Director of
4350 South Monaco Street         2000)                 INVESCO Funds Group,                           INVESCO Funds
Denver, Colorado                                       Inc,;  Senior Vice President                   Group, Inc. and
Age: 48                                                of INVESCO Distributors,                       INVESCO Dis-
                                                       Inc. Formerly, Senior Vice                     tributors, Inc.
                                                       President of GT Global -
                                                       North America (1996 to
                                                       1998) and The Boston Com-
                                                       pany (1993 to 1996).

Glen A. Payne                    Secretary             Senior Vice President,
4350 South Monaco                                      General Counsel and Secretary
Street Denver, Colorado                                of INVESCO Funds Group, Inc.;
Age:  55                                               Senior Vice President,
                                                       Secretary and General Counsel
                                                       of INVESCO Distributors, Inc.
                                                       Formerly, Secretary of INVESCO
                                                       Global Health Sciences Fund;
                                                       General Counsel of INVESCO
                                                       Trust Company (1989 to 1998);
                                                       and employee of a U.S. regula-
                                                       tory agency, Washington, D.C.
                                                       (1973 to 1989).

Name, Address, and Age           Position(s) Held      Principal Occupation(s)          Number of     Other
                                 With Company, Term    During Past Five Years(2)        Funds in the  Directorships
                                 of Office(1) and                                       Fund Complex  Held by
                                 Length of Time                                         Overseen by   Director
                                 Served(2)                                              Director
Ronald L. Grooms                 Chief Accounting      Senior Vice President and                      Director of INVESCO
4350 South Monaco Street         Officer, Chief        Treasurer of INVESCO Funds                     Funds Group, Inc. and
Denver, Colorado                 Financial Officer     Group, Inc.; and Senior Vice                   INVESCO Distributors,
Age:  56                         and Treasurer         President and Treasurer of                     Inc.
                                                       INVESCO Distributors, Inc.
                                                       Formerly, Treasurer and
                                                       Principal Financial and
                                                       Accounting Officer of INVESCO
                                                       Global Health Sciences Fund;
                                                       and Senior Vice President and
                                                       Treasurer of INVESCO Trust
                                                       Company (1988 to 1998).

William J. Galvin, Jr.           Assistant Secretary   Senior Vice President and                      Director of INVESCO
4350 South Monaco Street                               Assistant Secretary of                         Funds Group, Inc. and
Denver, Colorado                                       INVESCO Funds Group, Inc.; and                 INVESCO Distributors,
Age:  46                                               Senior Vice President and                      Inc.
                                                       Assistant Secretary of
                                                       INVESCO Distributors, Inc.
                                                       Formerly, Trust Officer of
                                                       INVESCO Trust Company (1995
                                                       to 1998).

Pamela J. Piro                   Assistant Treasurer   Vice President and Assistant
4350 South Monaco Street                               Treasurer of INVESCO Funds
Denver, Colorado                                       Group, Inc.; and Assistant
Age:  42                                               Treasurer of INVESCO
                                                       Distributors, Inc. Formerly,
                                                       Assistant Vice President (1996
                                                       to 1997).

Tane' T. Tyler                  Assistant Secretary    Vice President and Assistant
4350 South Monaco Street         (since 2002)          General Counsel of INVESCO
Denver, Colorado                                       Funds Group, Inc.
Age:  37

(1) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(2) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(3) Member of the audit committee of the Company.

(4) Member of the executive and valuation committees of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(5) Member of the investments and management liaison committee of the Company.

(6) Member of the brokerage committee of the Company.

(7) Member of the derivatives committee of the Company.

(8) Member of the legal committee of the Company.

(9) Member of the insurance committee of the Company.

(10) Member of the nominating committee of the Company.

(11) Member of the compensation committee of the Company.

(12) Member of the retirement plan committee of the Company.

BOARD OF DIRECTORS STANDING COMMITTEES

The board of directors has an audit committee comprised of four directors who are Independent Directors. The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. This committee held 4 meetings during the fiscal year ended August 31, 2002.

The Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review investment, legal, and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision. This committee held 4 meetings during the fiscal year ended August 31, 2002.

The Company has a brokerage committee. The committee meets quarterly to review soft dollar and other brokerage transactions by the Funds and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors. This committee held 4 meetings during the fiscal year ended August 31, 2002.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors the use of derivatives by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Company's board of directors. The committee reports on these matters to the Company's board of directors. It held 4 meetings during the fiscal year ended August 31, 2002.

The Company has a valuation committee, a legal committee, an insurance committee, a compensation committee, and a retirement plan committee. These committees meet when necessary to review valuation, legal, insurance, compensation, and retirement plan matters of importance to the Company. During the fiscal year ended August 31, 2002, the legal committee met 3 times, the compensation committee met 4 times, and the valuation, insurance, and retirement plan committees did not meet.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, he or she must submit a request in writing to the Chairman of the nominating committee. All requests should be sent to The President, INVESCO Funds Group, Inc., 4350 South Monaco Street, Denver, CO 80237. During the fiscal year ended August 31, 2002, the nominating committee met 2 times.

The following table provides information regarding the dollar range of equity securities beneficially owned by each director in each Fund and in the investment companies in the INVESCO Complex that are overseen by the director, as a whole, as of December 31, 2001:

--------------------------------------------------------------------------------
Director             Dollar Range of Equity                     Aggregate Dollar
                     Securities Owned in Each                   Range of Equity
                     Fund1                                      Securities in
                                                                All Reg istered
                                                                Investment
                                                                Companies
                                                                Overseen by the
                                                                director in the
                                                                INVESCO Funds
                                                                Complex(1)
--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
Fred A. Deering       INVESCO High Yield Fund     $1-$10,000       Over $100,000
                      INVESCO Select Income Fund  $1-$10,000
                      INVESCO Tax-Free Bond Fund  $1-$10,000
                      INVESCO U.S. Government
                       Securities Fund            $1-$10,000
--------------------------------------------------------------------------------
Victor L. Andrews     INVESCO High Yield Fund     $1-$10,000       Over $100,000
                      INVESCO Select Income Fund  $1-$10,000
                      INVESCO Tax-Free Bond Fund  $1-$10,000
                      INVESCO U.S. Government
                       Securities Fund            $1-$10,000
--------------------------------------------------------------------------------
Bob R. Baker          INVESCO High Yield Fund     $1-$10,000       Over $100,000
                      INVESCO Select Income Fund  $1-$10,000
                      INVESCO Tax-Free Bond Fund  $1-$10,000
                      INVESCO U.S. Government
                       Securities Fund            $1-$10,000
--------------------------------------------------------------------------------
Lawrence H. Budner    INVESCO High Yield Fund     $1-$10,000       Over $100,000
                      INVESCO Select Income Fund  $1-$10,000
                      INVESCO Tax-Free Bond Fund  $1-$10,000
                      INVESCO U.S. Government
                       Securities Fund            $1-$10,000
--------------------------------------------------------------------------------
James T. Bunch        INVESCO High Yield Fund     $1-$10,000     $10,001-$50,000
                      INVESCO Select Income Fund  $1-$10,000
                      INVESCO Tax-Free Bond Fund  $1-$10,000
                      INVESCO U.S. Government
                       Securities Fund            $1-$10,000
--------------------------------------------------------------------------------
Gerald J. Lewis       INVESCO High Yield Fund     $1-$10,000    $50,001-$100,000
                      INVESCO Select Income Fund  $1-$10,000
                      INVESCO Tax-Free Bond Fund  $1-$10,000
                      INVESCO U.S. Government
                       Securities Fund            $1-$10,000
--------------------------------------------------------------------------------
John W. McIntyre      INVESCO High Yield Fund     $1-$10,000       Over $100,000
                      INVESCO Select Income Fund  $1-$10,000
                      INVESCO Tax-Free Bond Fund  $1-$10,000
                      INVESCO U.S. Government
                       Securities Fund            $1-$10,000
--------------------------------------------------------------------------------
Larry Soll            INVESCO High Yield Fund     $1-$10,000       Over $100,000
                      INVESCO Select Income Fund  $1-$10,000
                      INVESCO Tax-Free Bond Fund  $1-$10,000
                      INVESCO U.S. Government
                       Securities Fund            $1-$10,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------
Mark H. Williamson    INVESCO High Yield Fund           None       Over $100,000
                      INVESCO Select Income Fund        None
                      INVESCO Tax-Free Bond Fund        None
                      INVESCO U.S. Government
                       Securities Fund                  None
--------------------------------------------------------------------------------
Raymond R. Cunningham INVESCO High Yield Fund           None       Over $100,000
                      INVESCO Select Income Fund        None
                      INVESCO Tax-Free Bond Fund        None
                      INVESCO U.S. Government
                       Securities Fund                  None
--------------------------------------------------------------------------------
Richard W. Healey    INVESCO High Yield Fund            None       Over $100,000
                     INVESCO Select Income Fund         None
                     INVESCO Tax-Free Bond Fund         None
                     INVESCO U.S. Government
                      Securities Fund                   None
--------------------------------------------------------------------------------

(1) All valuations of Fund shares are as of December 31, 2001.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Retirement Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended August 31, 2002.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds to these directors for services rendered in their capacities as directors during the year ended December 31, 2001. As of December 31, 2001, there were 47 INVESCO Funds.

--------------------------------------------------------------------------------
Name of Person        Aggregate      Benefits     Estimated      Total
and Position          Compensation   Accrued As   Annual         Compensation
                      From           Part of      Benefits       From INVESCO
                      Company(1)     Company      Upon           Complex Paid
                                     Expenses(2)  Retirement(3)  To Directors(6)
--------------------------------------------------------------------------------

Fred A. Deering,        $7,592          $1,521         $1,856          $116,000
Vice Chairman
of  the Board
--------------------------------------------------------------------------------
Victor L. Andrews        7,027           1,354          1,706            99,700
--------------------------------------------------------------------------------
Bob R. Baker             7,363             931          1,706           102,700
--------------------------------------------------------------------------------
Lawrence H. Budner       6,903           1,354          1,706            98,700
--------------------------------------------------------------------------------
James T. Bunch           6,818               0              0            92,350
--------------------------------------------------------------------------------
Wendy L. Gramm(4)        6,930               0              0            94,850
--------------------------------------------------------------------------------
Gerald J. Lewis          6,754               0              0            95,350
--------------------------------------------------------------------------------
John W. McIntyre         7,059           1,354          1,706           117,050
--------------------------------------------------------------------------------
Larry Soll               7,000               0              0           111,900
--------------------------------------------------------------------------------
Total                  $63,446          $6,514         $8,680          $928,600
--------------------------------------------------------------------------------
% of Net Assets        0.0066%(5)      0.0007%(5)                     0.0032%(6)
--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors, each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Retirement Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Retirement Plan.

(4) Dr. Gramm resigned as a director of the Company on February 7, 2002.

(5) Total as a percentage of the Company's net assets as of August 31, 2002.

(6) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 2001.

Messrs. Cunningham, Healey, and Williamson, as Interested Directors of the Company and the INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the INVESCO Funds have adopted a Retirement Plan (the "Plan") for the Independent Directors of the Funds. Under this Plan, each director who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive a retirement benefit. Commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72 and commencing with the date of retirement of a Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or age 73 or 74, if the Director extends his retirement date for one or two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to former director Daniel D. Chabris as of October 1, 1998 and to former director Kenneth T. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund Director. Annual payments made to Messrs. Chabris and King exceed $34,000 per year. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all

INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of November 30, 2002, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

INVESTOR CLASS
--------------

High Yield Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co. Inc.       Beneficial              37.42%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Salomon Smith Barney            Beneficial               6.92%
Attn: Mutual Funds
c/o Deepa Bhashyam
333 W. 34th Street 7th Floor
New York, NY 10001-2483
--------------------------------------------------------------------------------
Nat'l Financial Services Corp   Beneficial               6.26%
The Exclusive Benefit of Cust
One World Financial Center
200 Liberty Street, 5th Floor
Attn:  Kate Recon
New York, NY 10281-5500
--------------------------------------------------------------------------------


Select Income Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co. Inc.       Beneficial              15.60%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Tax-Free Bond Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co. Inc.       Beneficial              5.43%%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------


U.S. Government Securities Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co. Inc.       Beneficial              10.45%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------


CLASS A
-------

High Yield Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Security Trust Co.              Beneficial              65.50%
Heidi Omni Acct.
4611 Pancilo Way
Nags Head, NC 27959-9060
--------------------------------------------------------------------------------
Prudential Securities Inc. FBO  Beneficial              19.10%
Canadian Imperial Holdings Inc.
425 Lexington Avenue Frnt 5
New York, NY 10017-3903
--------------------------------------------------------------------------------
Charles Schwab & Co. Inc.       Beneficial              5.22%
Special Custody Account For The
Exclusive Benefit of Customers
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Select Income Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Bear Stearns Securities Corp.   Beneficial              6.67%
FBO 027-01190-19
1 Metrotech Center North
Brooklyn, NY 11201-3870
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
A.G. Edwards & Sons, Inc. FBO   Beneficial              5.89%
Credit Lyonnais S.A.
A/C 0828-036521
1 N. Jefferson Avenue
Saint Louis, MO 63103-2205
--------------------------------------------------------------------------------
A.G. Edwards & Sons, Inc. FBO   Beneficial              5.88%
Credit Lyonnais S.A.
A/C 0828-036335
1 N. Jefferson Avenue
Saint Louis, MO 63103-2205
--------------------------------------------------------------------------------
A.G. Edwards & Sons, Inc. FBO   Beneficial              5.81%
Credit Lyonnais
A/C 0828-036556
1 N. Jefferson Avenue
Saint Louis, MO 63103-2205
--------------------------------------------------------------------------------
A.G. Edwards & Sons, Inc. FBO   Beneficial              5.79%
Sempera Limited 1
A/C 0828-035231
1 N. Jefferson Avenue
Saint Louis, MO 63103-2205
--------------------------------------------------------------------------------
A.G. Edwards & Sons, Inc. FBO   Beneficial              5.50%
Credit Lyonnais S.A.
A/C 0828-036181
1 N. Jefferson Avenue
Saint Louis, MO 63103-2205
--------------------------------------------------------------------------------
A.G. Edwards & Sons, Inc. FBO   Beneficial              5.12%
Diagon Limited A Corporation
A/C 0828-036106
1 N. Jefferson Avenue
Saint Louis, MO 63103-2205
--------------------------------------------------------------------------------

Tax-Free Bond Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co. Inc.       Beneficial              23.81%
Special Custody Account For The
Exclusive Benefit of Customers
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
A.G. Edwards & Sons Inc. FBO    Beneficial              23.75%
Credit Lyonnais S.A.
AC 0828-036297
1 N. Jefferson Avenue
Saint Louis, MO 63103-2205
--------------------------------------------------------------------------------
Raymond James & Assoc. Inc.     Beneficial              7.97%
FBO St. George C.
Bin #80790786
880 Carillon Pkwy.
St. Petersburg, FL 33716-1100
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Donaldson Lufkin Jenrette       Record                  6.22%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------
LPL Financial Services          Beneficial              5.86%
A/C 2866-3437
9785 Towne Centre Drive
San Diego, CA 92121-1968
--------------------------------------------------------------------------------

U.S. Government Securities Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co. Inc.       Beneficial              14.49%
Special Custody Account For The
Exclusive Benefit of Customers
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Dean Witter For The Benefit Of  Beneficial              9.59%
Berkeley Investors LLC
P.O. Box 250
Church Street Station
New York, NY 10008-0250
--------------------------------------------------------------------------------
Dean Witter For The Benefit Of  Beneficial              8.90%
Vagabond, LLC
P.O. Box 250
Church Street Station
New York, NY 10008-0250
--------------------------------------------------------------------------------

CLASS B
-------

High Yield Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Prudential Securities Inc. FBO  Beneficial              21.03%
Ms. Betty J. Hewitt
Ms. Gayleen Weller Co-TTES
Ms. Marion E. Hurley
Marion E. Hurley Revoc. Trust
UA DTD 02/28/90
Algonac, MI 48801
--------------------------------------------------------------------------------
American Enterprise Investment  Beneficial              12.11%
Svcs.
FBO 202942111
P.O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
American Enterprise Investment  Beneficial              11.95%
Svcs.
FBO 191638231
P.O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
American Enterprise Investment  Beneficial              10.42%
Svcs.
FBO 195608461
P.O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
American Enterprise Investment  Beneficial              9.76%
Svcs.
FBO 156149691
P.O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
Dean Witter For The Benefit Of  Beneficial              6.00%
Grace Norton Stabeck Trust U/A
P.O. Box 250
Church Street Station
New York, NY 10008-0250
--------------------------------------------------------------------------------


Select Income Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
First Clearing Corporation      Beneficial              45.97%
A/C 4666-5574
Helen M. Karwowski
54 Lyndon Rd.
Whitesboro, NY 13492-2241
--------------------------------------------------------------------------------
American Enterprise Investment  Beneficial              10.26%
Svcs.
FBO 142077811
P.O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
First Clearing Corporation      Beneficial              10.08%
A/C 2139-2517
Guiseppe Cupelli - IRA
FCC As Custodian
3644 Moon Bay Circle
Wellington, FL 33414-8804
--------------------------------------------------------------------------------
NFSC FEBO #OKS-809233           Beneficial              9.11%
NFS/FMTC SEP IRA
FBO Norm Detrick
3820 Roberts Ridge
Akron, OH 44333-1177
--------------------------------------------------------------------------------
Raymond James & Assoc. Inc.     Beneficial              6.96%
FBO Olson Living Tr
Bin # 47260512
880 Carillon Pkwy
St. Petersburg, FL 33716-1100
--------------------------------------------------------------------------------

Tax-Free Bond Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
LPL Financial Services          Beneficial              17.41%
A/C 2842-7310
9785 Towne Centre Dr.
San Diego, CA 92121-1968
--------------------------------------------------------------------------------
LPL Financial Services          Beneficial              12.97%
A/C 1845-2562
9785 Towne Centre Dr.
San Diego, CA 92121-1968
--------------------------------------------------------------------------------
Marylee M. Schmidt              Beneficial              10.68%
TOD On File
P.O. Box 021643
Juneau, AK 98802-1643
--------------------------------------------------------------------------------
Dean Witter For The Benefit Of  Beneficial              9.28%
James C. McMillan Jr.
P.O. Box 250
Church Street Station
New York, NY 10008-0250
--------------------------------------------------------------------------------
American Enterprise Investment  Beneficial              9.17%
Svcs.
FBO 199433721
P.O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
American Enterprise Investment  Beneficial              6.21%
Svcs.
FBO 211536221
P.O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------
First Clearing Corporation      Beneficial              5.68%
A/C 4217-8582
John Horowitz
Special Account
11 Country Drive
Plainview, NY 11803-3933
--------------------------------------------------------------------------------
Prudential Securities Inc. FBO  Beneficial              5.20%
Russell Nygren
29 Caswel St. Road #2
Box 1032
Afton, NY 13730-3208
--------------------------------------------------------------------------------

U.S. Government Securities Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
First Southwest Company FBO     Beneficial              23.54%
St. Gregorys Abbey
#74786682
1700 Pacific Avenue, Suite 500
Dallas, TX 75201-4652
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Merrill Lynch                   Beneficial              15.38%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------
Amvescap Natl. TC Cust IRA      Beneficial              5.37%
Philip J. Czajkowski
7015 W. 37th Ave.
Wheat Ridge, CO 80033-6321
--------------------------------------------------------------------------------
Donaldson Lufkin Jenrette       Beneficial              5.03%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052
--------------------------------------------------------------------------------


CLASS C
-------

High Yield Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Pierre Collins LLC              Beneficial              10.29%
12900 SW 13th St. Apt. 305
Pmbk Pines, FL 33027-2138
--------------------------------------------------------------------------------

Select Income Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Raymond James & Assoc Inc       Beneficial              10.55%
FBO Care Consistenc
BIN# 43576436
880 Carillon Pkwy.
St. Petersburg, FL 33716-1100
--------------------------------------------------------------------------------
First Clearing Corporation      Beneficial              7.46%
A/C 7481-0683
Martin Scrivener & De Jong
24 Maple Street
Marblehead, MA 09145-1136
--------------------------------------------------------------------------------

Tax-Free Bond Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Elizabeth Brody                 Record                  11.54%
116 Pinehurst Ave. #S33
New York, NY 10033-1755
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Brenda Himmel Stationary        Beneficial              9.17%
A Partnership
1126 Montana Ave.
Santa Monica, CA 90403-1610
--------------------------------------------------------------------------------
Carla Griffin                   Beneficial              5.64%
12218 Sunset Blvd.
Los Angeles, CA 90049-4014
--------------------------------------------------------------------------------
Charlotte Allen                 Beneficial              5.42%
c/o W. Heller
12011 San Vicente Blvd.
Suite 320
Los Angeles, CA 90049-4944
--------------------------------------------------------------------------------


U.S. Government Securities Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

CLASS K
-------

High Yield Bond Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownerhship     Percentage Owned
                                (Record/Beneficial)
================================================================================
Saxon & Co                      Beneficial              91.53%
FBO 20-01-302-9912426
PO Box 7780-1888
Philadelphia, PA 19182-0001
--------------------------------------------------------------------------------

Select Income Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownerhship     Percentage Owned
                                (Record/Beneficial)
================================================================================
Saxon & Co                      Beneficial              97.64%
FBO 20-01-302-9912426
PO Box 7780-1888
Philadelphia, PA 19182-0001
--------------------------------------------------------------------------------

As of December 2, 2002, officers and directors of the Company, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI bears all expenses, including the cost of printing and distributing the prospectus, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (each individually a "Plan" and collectively, the "Plans"), which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

INVESTOR CLASS. The Company has adopted a Master Plan and Agreement of Distribution - Investor Class (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of each Fund will make monthly payments to IDI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's Investor Class shares to investors. Payments by a Fund under the Investor Class Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided.

CLASS A. The Company has adopted a Master Distribution Plan and Agreement - Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan"). Under the Class A Plan, Class A shares of the Funds pay compensation to IDI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period in which a Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.

The Class A Plan is designed to compensate IDI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds. Payments can also be directed by IDI to selected financial intermediaries that have entered into service agreements with respect to Class A shares of the Funds and that provide continuing personal shareholder services to their customers who purchase and own Class A shares. The service fees payable to selected financial intermediaries are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such financial intermediaries customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds, in amounts up to 0.25% of the average daily net assets of the Class A shares of each Fund attributable to the customers of such financial intermediaries, are characterized as service fees. Payments to financial intermediaries in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class A shares of a Fund.

CLASS B. The Company has adopted a Master Distribution Plan and Agreement - Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan"). Under the Class B Plan, Class B shares of the Funds pay compensation monthly to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected financial intermediaries that have entered into service agreements with respect to Class B shares of the Funds and that provide continuing personal shareholder services to their customers who purchase and own Class B shares. Payments can also be directed by IDI to selected financial intermediaries that have entered into service agreements with respect to Class B shares of the Funds and that provide continuing personal services to their customers who own Class B shares of the Funds. Any amounts not paid as a service fee would constitute an asset-based sales charge pursuant to the Class B Plan. The Class B Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class B shares of a Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to IDI following termination of the Class B Plan with respect to Class B shares sold by or attributable to the distribution efforts of IDI unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes IDI to assign, transfer or pledge its rights to payments pursuant to the Class B Plan. As a result, the contingent deferred sales charge (CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

CLASS C. The Company has adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund. Payments can also be directed by IDI to selected financial intermediaries that have entered into service agreements with respect to Class C shares of each Fund and that provide continuing personal services to their customers who own such Class C shares.

Of the aggregate amount payable under the Class C Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of each Fund attributable to the customers of such financial intermediaries are characterized as a service fee. Payments to financial intermediaries in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares.

IDI may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the financial intermediary elect to waive the asset-based sales charge, the 12b-1 fees will begin to be paid by IDI to the financial intermediary immediately.

CLASS K (High Yield and Select Income Funds). The Company has adopted a Master Distribution Plan and Agreement - Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K Plan"). Under the Class K Plan, Class K shares of the Funds pay compensation to IDI at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund. Payments can also be directed by IDI to selected financial intermediaries that have entered into service agreements with respect to Class K shares of each Fund and that provide continuing personal services to their customers who own such Class K shares.

Of the aggregate amount payable under the Class K Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund may be characterized as a service fee.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of the prospectus and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to financial intermediaries such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected financial intermediaries which may enter into agreements with IDI. Payments will be made by IDI to financial intermediaries who sell shares of a Fund and may be made to banks, savings and loan associations, and other depository institutions ("Banks"). Although the Glass-Steagall Act limits the ability of certain Banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such Banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the Banks would no longer invest customer assets in the Funds. Neither the Company nor its investment advisor will give any preference to Banks which enter into such arrangements when selecting investments to be made by a Fund. Financial intermediaries entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

The Funds made payments to IDI under the Investor Class, Class A, Class B, Class C, and, if applicable, Class K Plans during the fiscal year or period ended August 31, 2002 in the following amounts:

                      Investor
                       Class          Class A(1)    Class B(1)      Class C    Class K
                       -----          ----------    ----------      ------     -------


High Yield Fund       $  947,409      $     291     $      380      $56,890    $ 3,113
Select Income Fund    $1,124,174      $     253     $      203      $19,820    $18,892
Tax-Free Bond Fund    $  475,112      $      85     $      162      $10,703        N/A
U.S. Government
  Securities Fund     $  353,868      $     300     $    1,711      $62,959        N/A

(1) For the period April 1, 2002, commencement of operations, through August 31,
2002.

In addition, as of the fiscal year or period August 31, 2002, the following additional distribution accruals had been incurred by the Funds and will be paid during the fiscal year ended August 31, 2003:

                      Investor
                       Class          Class A(1)    Class B(1)      Class C    Class K
                       -----          ----------    ----------      ------     -------

High Yield Fund       $   54,701      $      144    $      135      $ 3,522    $   294
Select Income Fund    $   66,286      $       75    $       71      $ 1,351    $ 1,980
Tax-Free Bond Fund    $   40,943      $       66    $      214      $   703        N/A
U.S. Government
  Securities Fund     $   33,138      $      306    $      804      $ 3,781        N/A

(1) For the period April 1, 2002, commencement of operations, through August 31, 2002.

For the fiscal year or period ended August 31, 2002, allocation of 12b-1 amounts paid by the Funds for the following categories of expenses were:

                                        Investor
                                          Class          Class A(1)    Class B(1)      Class C    Class K
                                          -----          ----------    ----------       ------    -------

HIGH YIELD FUND

Advertising                             $ 31,917        $      0      $       0       $      0   $      0
Sales literature, printing, and postage $ 58,711        $      0      $       0       $      0   $      0
Public relations/promotion              $ 89,583        $      0      $       0       $      0   $      0
Compensation to securities dealers
   and other organizations              $512,157        $    291      $     380       $ 56,890   $  3,113
Marketing personnel                     $255,031        $      0      $       0       $      0   $      0

SELECT INCOME FUND

Advertising                             $ 37,458        $      0      $       0       $      0   $      0
Sales literature, printing, and postage $ 71,414        $      0      $       0       $      0   $      0
Public relations/promotion              $103,603        $      0      $       0       $      0   $      0
Compensation to securities dealers
   and other organizations              $617,865        $    253      $     203       $ 19,820   $ 18,892
Marketing personnel                     $293,834        $      0      $       0       $      0   $      0

TAX-FREE BOND FUND

Advertising                             $ 25,310        $      0      $       0       $      0   $    N/A
Sales literature, printing, and postage $ 48,644        $      0      $       0       $      0   $    N/A
Public relations/promotion              $ 80,328        $      0      $       0       $      0   $    N/A
Compensation to securities dealers
   and other organizations              $ 96,297        $     85      $     162       $ 10,703   $    N/A
Marketing personnel                     $224,533        $      0      $       0       $      0   $    N/A

U.S. GOVERNMENT SECURITIES FUND

Advertising                             $ 13,081        $      0      $       0       $      0   $    N/A
Sales literature, printing, and postage $ 29,200        $      0      $       0       $      0   $    N/A
Public relations/promotion              $ 37,717        $      0      $       0       $      0   $    N/A
Compensation to securities dealers
   and other organizations              $167,085        $    300      $   1,711       $ 62,959   $    N/A
Marketing personnel                     $106,785        $      0      $       0       $      0   $    N/A

(1) For the period April 1, 2002, commencement of operations, through August 31, 2002.

The services which are provided by financial intermediaries may vary by financial intermediary but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable data files of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, IDI or a Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party. No further payments will be made by a Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a Plan, a Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to a Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only Company  directors and interested  persons,  as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

   o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

   o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

   o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

   o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

   o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

   o To acquire and retain talented employees who desire to be associated with a growing organization.

SALES CHARGES AND DEALER CONCESSIONS

SALES CHARGES

Class A shares of the Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000.

                                                                  Dealer
                                                                  Concession
                                    Investor's Sales Charge       ----------
                                    ----------------------        As a
                                    As a            As a          Percentage
                                    Percentage      Percentage    of the
                                    of the Public   of the Net    Public
Amount of Investment in             Offering        Amount        Offering
Single Transaction(1)               Price           Invested      Price
---------------------               -----           --------      -----
Less than               $   25,000  4.75%           4.99%         4.00%
$ 25,000 but less than  $   50,000  4.75            4.99          4.00
$ 50,000 but less than  $  100,000  4.00            4.17          3.25
$100,000 but less than  $  250,000  3.75            3.90          3.00
$250,000 but less than  $  500,000  2.50            2.56          2.00
$500,000 but less than  $1,000,000  2.00            2.04          1.60

(1) There is no sales charge on purchases of $1,000,000 or more; however, IDI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

IDI may elect to re-allow the entire initial sales charge to financial intermediaries for all sales with respect to which orders are placed with IDI during a particular period. Financial intermediaries to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to financial intermediaries as a dealer concession out of the initial sales charge paid by investors, IDI may, from time to time, at its expense or as an expense for which it may be compensated under a Plan, if applicable, pay a bonus or other consideration or incentive to financial intermediaries who sell a minimum dollar amount of the shares of the INVESCO Funds during a specified period of time. At the option of the financial intermediary, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying financial intermediaries and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of a Fund's shares or the amount a Fund will receive as proceeds from such sales. Financial intermediaries may not use sales of a Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

IDI may pay sales commissions to financial intermediaries that sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the financial intermediary, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. The portion of the payments to IDI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of such sales commissions plus financing costs.

IDI may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the financial intermediary elect to waive the sales commission, the 12b-1 fees will begin to be paid by IDI to the financial intermediary or institution immediately.

DEALER CONCESSIONS (CLASS A AND CLASS K ONLY)

Investors who purchase $1,000,000 or more of Class A shares do not pay an initial sales charge. IDI may pay financial intermediaries for share purchases (measured on an annual basis) by non-qualified investors and qualified plans of Class A and Class K shares of the Funds as follows.

Non-Qualified Investors. IDI may pay financial intermediaries for share purchases of $1,000,000 or more of Class A shares of the Funds sold at net asset value to non-qualified investors as follows: 1.00% of the first $2 million of such purchases, 0.80% on the next $1 million of such purchases, 0.50% on the next $17 million of such purchases, and 0.25% of amounts in excess of $20 million of such purchases.

Qualified Plans. IDI may pay financial intermediaries for Class A and Class K share purchases as follows:

     Class A - Option 1: For qualified plans of $1,000,000 or more, 0.50% of the first $20 million and 0.25% of amounts in excess of $20 million. The trail commission will be paid out beginning in the 13th month.

     Class A - Option 2: No additional fee is paid to financial intermediaries; however, the trail commission will begin to accrue immediately.

     Class K - Option 1: For qualified plans of $1,000,000 or more, 0.70% of the first $5 million and 0.45% of amounts in excess of $5 million. The trail commission will be paid out beginning in the 13th month.

     Class K - Option 2: No additional fee is paid to financial intermediaries; however, the trail commission will begin to accrue immediately.

REDUCTIONS IN INITIAL SALES CHARGES (CLASS A ONLY)

Reductions in the initial sales charges shown in the sales charges table (quantity discounts) apply to purchases of Class A shares of the Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "Purchaser" as hereinafter defined.

The term "Purchaser" means:

   o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the Purchaser as defined below);

   o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

     a. the employer/sponsor submits contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

     b.   each  transmittal  is  accompanied by a single check or wire transfer;
          and

     c. all new participants are added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

   o a trustee or fiduciary purchasing for a single trust, estate, or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Sections 401 or 403(b) of the Code) and 457 plans, if more than one beneficiary or participant is involved;

   o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified IDI in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

   o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or financial intermediaries seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced sales charge. IDI reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute Class A shares of the INVESCO Funds without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

1. LETTER OF INTENT (CLASS A ONLY). A Purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such purchaser's intention as to the total investment to be made in shares of the Funds within the following thirteen consecutive months. By marking the LOI section on the account application and by signing the account application, the Purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of Fund shares normally subject to an initial sales charge made during the thirteen-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." The offering price may be further reduced as described under "Right of Accumulation" if the

Transfer Agent is advised of all other accounts at the time of the investment. It is the Purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the thirteen-month period after meeting the original obligation, a Purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a Purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the thirteen-month period do not total the amount specified, the Purchaser will pay the increased amount of sales charge as described below. Purchases made within ninety days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the ninety-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than ninety days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the Purchaser. All shares purchased, including those escrowed, will be registered in the Purchaser's name. If the total investment specified under this LOI is completed within the thirteen-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the Purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the Purchaser does not pay such difference within twenty days of the expiration date, he/she irrevocably constitutes and appoints the Transfer Agent as his/her attorney to surrender for redemption any or all shares, to make up such difference within sixty days of the expiration date.

If at any time before completing the LOI program, the Purchaser wishes to cancel the agreement, he/she must give written notice to IDI. If at any time before completing the LOI program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

2. RIGHT OF ACCUMULATION (CLASS A ONLY). A Purchaser may also qualify for reduced initial sales charges based upon such purchaser's existing investment in Class A shares of the Funds at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, IDI takes into account not only the money which is invested upon such proposed purchase, but also the value of all Class A shares of the Funds owned by such Purchaser, calculated at the then current public offering price. If a Purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such Purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a Purchaser already owns Class A shares with a value of $20,000 and wishes to invest an additional $20,000 in Class A shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the Purchaser or his financial intermediary must furnish IDI with a list of the account numbers and the names in which such accounts of the Purchaser are registered at the time the purchase is made.

PURCHASES AT NET ASSET VALUE (CLASS A ONLY). Purchases of Class A shares of the Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation, or acquisition of assets of a fund.

The following Purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these Purchasers:

   o INVESCO and its affiliates, or their clients;

   o Any current or retired officer, director, or employee (and members of their immediate family) of INVESCO, its affiliates or the INVESCO Funds and any foundation, trust, or employee benefit plan established exclusively for the benefit of, or by, such persons;

   o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

   o Financial intermediaries that place trades for their own accounts or the accounts of their clients and that charge a management, consulting or other fee for their services; and clients of such financial intermediaries who place trades for their own accounts if the accounts are linked to the master account of such financial intermediary on the books and records of a broker or agent;

   o Employee benefit plans designated as Purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial intermediary has entered into the appropriate agreements with the IDI. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Funds by such plans are subject to initial sales charges; and

   o A shareholder of a fund that merges or consolidates with a Fund or that sells its assets to a Fund in exchange for shares of that Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

In addition to the exceptions described in the Prospectus, CDSCs will not apply to the following:

   o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

   o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in a Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies IDI of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class A, Class B, C, or Class K shares of a Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

   o Liquidation by a Fund when the account value falls below the minimum required account size;

   o Investment account(s) of INVESCO; and

   o Class C shares if the investor's financial intermediary notifies IDI prior to the time of investment that the financial intermediary waives the payment otherwise payable to it.

Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:


   o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in a Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;

   o Private foundations or endowment funds;

   o Redemption of shares by the investor where the investor's financial intermediary waives the amounts otherwise payable to it by the IDI and notifies the IDI prior to the time of investment; and



HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectus under the caption "How To Buy Shares."

The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate IDI and participating financial intermediaries for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with IDI by persons, who because of their relationship with the Funds or with INVESCO and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), IDI believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through IDI without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth under the Caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value."

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

  Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price

Information concerning redemption of a Fund's shares is set forth in the Prospectus under the caption "How To Sell Shares." Shares of the Funds may be redeemed directly through IDI or through any financial intermediary who has entered into an agreement with IDI. In addition to the Funds' obligation to redeem shares, IDI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those financial intermediaries who have executed agreements with IDI must phone orders to the order desk of the Funds at 1-800-525-8085 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of each Fund next determined after such order is received. Such arrangement is subject to timely receipt by IDI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by IDI (other than any applicable CDSC or possible redemption fee) when shares are redeemed or repurchased, financial intermediaries may charge a fair service fee for handling the transaction. INVESCO intends to redeem all shares of the Funds in cash.

The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 4350 South Monaco Street, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation, and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Orders will be priced at a Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

As the investment advisor to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by each Fund for the periods outlined in the table below were:

HIGH YIELD FUND
 Year Ended August 31, 2002                           $1,258,025
 Year Ended August 31, 2001                            3,267,313
 Year Ended August 31, 2000                            3,643,432

SELECT INCOME FUND
 Year Ended August 31, 2002                           $  861,523
 Year Ended August 31, 2001                            1,837,454
 Year Ended August 31, 2000                            2,159,493

TAX-FREE BOND FUND
 Year Ended August 31, 2002                           $        0
 Year Ended August 31, 2001                                    0
 Year Ended August 31, 2000                               20,163

U.S. GOVERNMENT SECURITIES FUND
 Year Ended August 31, 2002                           $   43,912
 Year Ended August 31, 2001                               28,100
 Year Ended August 31, 2000                                5,000

For the fiscal years ended August 31, 2002, 2001, and 2000 brokers providing research services received $18,864, $87,872, and $98,139, respectively, in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $12,956,460, $36,536,238, and $64,729,441, respectively. Commissions totaling $0, $19,215, and $0 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal years ended August 31, 2002, 2001, and 2000, respectively.

At August 31, 2002, each Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
     Fund                     Broker or Dealer               Value of Securities
                                                             at  August 31, 2002
================================================================================
High Yield                    State Street Bank & Trust      $25,488,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Select Income                 State Street Bank & Trust      $ 7,366,000
                              General Motors Acceptance Corp.  1,979,841
                              Household Finance Corp.          1,149,002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tax-Free Bond                 None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Government Securities    State Street Bank & Trust      $18,717,000
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker-dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to 4.5 billion shares of common stock with a par value of $0.01 per share. As of November 30, 2002, the following shares of each Fund were outstanding:

      High Yield Fund - Investor Class                      80,475,201
      High Yield Fund - Class A                              2,660,501
      High Yield Fund - Class B                                 76,236
      High Yield Fund - Class C                              1,621,852
      High Yield Fund - Class K                                264,969
      Select Income Fund - Investor Class                   54,725,311
      Select Income Fund - Class A                             431,748
      Select Income Fund - Class B                              57,051
      Select Income Fund - Class C                             345,990
      Select Income Fund - Class K                             954,146
      Tax-Free Bond Fund - Investor Class                   12,300,675
      Tax-Free Bond Fund - Class A                              69,614
      Tax-Free Bond Fund - Class B                              30,459
      Tax-Free Bond Fund - Class C                             105,491
      U.S. Government Securities Fund - Investor Class      20,900,814
      U.S. Government Securities Fund - Class A                501,668
      U.S. Government Securities Fund - Class B                177,607
      U.S. Government Securities Fund - Class C                687,647

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges, and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Investor Class, Class A, B, C and K shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income, net tax-exempt income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on all of its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the percentage of distributions paid by Tax-Free Bond Fund which are exempt from Federal tax and the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

With the exception of tax-exempt dividends paid by Tax-Free Bond Fund, all dividends and other distributions are taxable income to the shareholder, regardless of whether such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in a Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investments is unchanged by the distribution.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. Even if you have reported gains or losses for a Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods. Likewise, changing to any basis method other than the average method requires IRS approval.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares. Similarly, if you sell Fund shares at a loss after holding them for six months or less, your loss will be disallowed to the extent of any exempt interest dividends that you may have received on those shares. If you pay a sales charge to acquire shares, that sales charge is generally treated as part of your cost basis for determining gain or loss upon disposition of those shares. However, if you exchange your shares within ninety days of acquisition and the sales charge on the new shares is waived because the sales charge was paid on the original shares, then the sales charge is not treated as part of your cost basis on the original shares but instead carries over to be included as part of your cost basis in the new or replacement shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

Tax-Free Bond Fund intends to qualify to pay "exempt-interest dividends" to its shareholders. The Fund will so qualify if at least 50% of its total assets are invested in municipal securities at the close of each quarter of the Fund's fiscal year. The exempt interest portion of the income dividend that is payable monthly may be based on the ratio of the Fund's tax-exempt income to taxable income for the entire taxable year. In such case, the ratio would be determined and reported to shareholders after the close of each taxable year. Thus, the exempt-interest portion of any particular dividend may be based upon the tax-exempt portion of all distributions for the taxable year, rather than upon the tax-exempt portion of that particular dividend. Exemption of exempt-interest dividends for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Although these dividends generally may be subject to state and local income taxes, the laws of the several states and local taxing authorities vary with respect to the taxation of exempt-interest dividends, taxable dividends and distributions of capital gains.

A corporation includes exempt-interest dividends in calculating its alternative taxable income in situations where the "adjusted current earnings" of the corporation exceed its alternative minimum taxable income.

AMT bonds are "private activity bonds" issued after August 1986; the proceeds are directed in full or in part to private, for-profit organizations. The income from AMT bonds is exempt from federal income tax but may be subject to the alternative minimum tax -- a special tax that applies to taxpayers who have certain adjustments to income or tax preference items.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds or individual development bonds should consult their tax advisers before purchasing shares of the Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a mutual fund) plus 50% of their benefits exceed certain base amounts. Exempt-interest dividends from the Fund still are tax-exempt to the extent described above - they are only included in the calculation of whether a recipient's income exceeds the established amounts.

You should consult your own tax adviser regarding specific questions as to federal, state, and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Funds will disclose the maximum front-end sales charge imposed on purchases of a Fund's Class A shares and/or the applicable CDSC imposed on applicable redemptions of a Fund's Class B and Class C shares. If any advertised performance data does not reflect the maximum front-end sales charge (if any) or the applicable CDSC, such advertisement will disclose that the sales charge or CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period. A 1% - 5% CDSC may be charged on redemptions of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% CDSC may be charged on redemptions of Class C shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual returns tend to even out variations in a Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking a Fund's maximum applicable Class A front-end sales charge or Class B or Class C CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

We may also advertise High Yield, Select Income, Tax-Free Bond, and U.S. Government Securities Funds' "30-day SEC yield." "30-day SEC yield" is based on historical earnings and is not intended to indicate future performance. The "30-day SEC yield" of a Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each 30-day period over a 52-week period and is shown as a percentage of the investment.

The "30-day SEC yield" for High Yield, Select Income, Tax-Free Bond, and U.S. Government Securities Funds for the 30 days ended August 31, 2002 was:

                         Investor
Fund                      Class       Class A   Class B   Class C   Class K
----                      -----       -------   -------   -------   -------

High Yield                10.76%       10.21%    10.18%    10.08%    10.61%

Select Income              7.07%        6.65%     6.26%     6.32%     6.88%

Tax-Free Bond              3.27%        2.28%     2.52%     2.53%      N/A

U.S. Government
  Securities               3.59%        3.23%     2.70%     2.33%      N/A

More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectus.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten- year periods ended August 31, 2002 was:

                                                                   10 YEAR OR
FUND AND CLASS                         1 YEAR       5 YEAR       SINCE INCEPTION
--------------                         ------       ------       ---------------

INVESTOR CLASS
--------------

High Yield Fund
 Return Before Taxes                  (18.07%)      (5.58%)           2.43%
 Return After Taxes on Distributions  (21.38%)      (9.74%)          (1.63%)
 Return After Taxes on Distributions
   and Sale of Fund Shares            (10.97%)      (5.75%)           0.33%
Select Income Fund
 Return Before Taxes                   (7.45%)       1.99%            5.30%
 Return After Taxes on Distributions   (9.71%)      (0.97%)           2.13%
 Return After Taxes on Distributions
   and Sale of Fund Shares             (4.55%)       0.20%            2.71%
Tax-Free Bond Fund
 Return Before Taxes                    4.89%        5.46%            5.77%
 Return After Taxes on Distributions    3.71%        5.06%            5.34%
 Return After Taxes on Distributions
   and Sale of Fund Shares              3.51%        5.00%            5.34%
U.S. Government Securities Fund
 Return Before Taxes                    7.52%        7.51%            6.78%
 Return After Taxes on Distributions    5.82%        4.89%            4.22%
 Return After Taxes on Distributions
   and Sale of Fund Shares              4.52%        4.78%            4.19%

CLASS A (INCLUDING FRONT-END SALES CHARGE)
------------------------------------------

High Yield Fund
 Return Before Taxes                    N/A          N/A             (6.68%)(1)
 Return After Taxes on Distributions    N/A          N/A             (8.26%)(1)
 Return After Taxes on Distributions
   and Sale of Fund Shares              N/A          N/A             (4.04%)(1)
Select Income Fund
 Return Before Taxes                    N/A          N/A             (2.98%)(1)
 Return After Taxes on Distributions    N/A          N/A             (3.96%)(1)
 Return After Taxes on Distributions
   and Sale of Fund Shares              N/A          N/A             (1.83%)(1)
Tax-Free Bond Fund
 Return Before Taxes                    N/A          N/A              1.33%(1)
 Return After Taxes on Distributions    N/A          N/A              0.66%(1)
 Return After Taxes on Distributions
   and Sale of Fund Shares              N/A          N/A              0.80%(1)
U.S. Government Securities Fund
 Return Before Taxes                    N/A          N/A             24.84%(1)
 Return After Taxes on Distributions    N/A          N/A             24.18%(1)
 Return After Taxes on Distributions
   and Sale of Fund Shares              N/A          N/A             15.13%(1)

                                                                   10 YEAR OR
FUND AND CLASS                         1 YEAR       5 YEAR       SINCE INCEPTION
--------------                         ------       ------       ---------------

CLASS B (INCLUDING CDSC)
------------------------

High Yield Fund
 Return Before Taxes                    N/A          N/A             (8.64%)(1)
 Return After Taxes on Distributions    N/A          N/A            (10.23%)(1)
 Return After Taxes on Distributions
   and Sale of Fund Shares              N/A          N/A             (5.27%)(1)
Select Income Fund
 Return Before Taxes                    N/A          N/A             (3.38%)(1)
 Return After Taxes on Distributions    N/A          N/A             (4.25%)(1)
 Return After Taxes on Distributions
   and Sale of Fund Shares              N/A          N/A             (2.05%)(1)
Tax-Free Bond Fund
 Return Before Taxes                    N/A          N/A              1.00%(1)
 Return After Taxes on Distributions    N/A          N/A              0.54%(1)
 Return After Taxes on Distributions
   and Sale of Fund Shares              N/A          N/A              0.43%(1)
U.S. Government Securities Fund
 Return Before Taxes                    N/A          N/A              2.56%(1)
 Return After Taxes on Distributions    N/A          N/A              2.04%(1)
 Return After Taxes on Distributions
   and Sale of Fund Shares              N/A          N/A              1.55%(1)

CLASS C (INCLUDING CDSC)
------------------------

High Yield Fund
 Return Before Taxes                  (19.85%)       N/A            (16.08%)(2)
 Return After Taxes on Distributions  (22.89%)       N/A            (19.34%)(2)
 Return After Taxes on Distributions
   and Sale of Fund Shares            (12.04%)       N/A            (13.68%)(2)
Select Income Fund
 Return Before Taxes                   (9.14%)       N/A             (0.93%)(2)
 Return After Taxes on Distributions  (11.12%)       N/A             (3.28%)(2)
 Return After Taxes on Distributions
   and Sale of Fund Shares             (5.56%)       N/A             (1.85%)(2)
Tax-Free Bond Fund
 Return Before Taxes                    3.12%        N/A             13.21%(2)
 Return After Taxes on Distributions    2.15%        N/A             12.79%(2)
 Return After Taxes on Distributions
   and Sale of Fund Shares              2.34%        N/A             11.07%(2)
U.S. Government Securities Fund
 Return Before Taxes                    5.72%        N/A              9.33%(2)
 Return After Taxes on Distributions    4.35%        N/A              7.68%(2)
 Return After Taxes on Distributions
   and Sale of Fund Shares              3.44%        N/A              6.69%(2)

CLASS K
-------

High Yield Fund
 Return Before Taxes                  (18.38%)       N/A            (17.08%)(3)
 Return After Taxes on Distributions  (21.66%)       N/A            (20.52%)(3)
 Return After Taxes on Distributions
   and Sale of Fund Shares            (11.09%)       N/A            (14.85%)(3)

Select Income Fund
 Return Before Taxes                   (7.47%)       N/A             (3.18%)(3)
 Return After Taxes on Distributions   (9.66%)       N/A             (5.56%)(3)
 Return After Taxes on Distributions
   and Sale of Fund Shares             (4.88%)       N/A             (3.68%)(3)

(1) Since inception on April 1, 2002. Since inception performance is not annualized.

(2) Since inception on February 15, 2000.

(3) Since inception on December 14, 2000.

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         n
                                 P(1 + T) = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

Average annual total return after taxes on distributions and after taxes on distributions and sale of Fund shares is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value, according to the following formula:

After taxes on distributions:
                                n
                        P(1 + T) =ATV
                                     D

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions) n = number of years
            ATV
               D = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

After taxes on distributions and redemption:

                                n
                        P(1 + T) =ATV
                                     DR

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions and redemption) n = number of years
            ATV
               DR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions and redemptions.
            ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P,

Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

Fund                                Lipper Mutual Fund Category
----                                ---------------------------
High Yield Fund                     High Current Yield Funds
Select Income Fund                  Corporate Debt Funds BBB-Rated
Tax-Free Bond Fund                  General Municipal Bond Funds
U.S. Government Securities Fund     U.S. Government Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
ARIZONA REPUBLIC
BANXQUOTE
BARRON'S
BLOOMBERG NEWS
BOSTON GLOBE
BUSINESS WEEK
CNBC
CNN
CHICAGO SUN-TIMES
CHICAGO TRIBUNE
DENVER BUSINESS JOURNAL
DENVER POST
DOW JONES NEWS WIRE
FINANCIAL TIMES
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
LOS ANGELES TIMES
MONEY MAGAZINE
MORNINGSTAR
MUTUAL FUNDS MAGAZINE
NEW YORK TIMES
ROCKY MOUNTAIN NEWS
SMART MONEY
TIME
U.S. NEWS AND WORLD REPORT
USA TODAY
WASHINGTON POST
WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES

CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Funds or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended August 31, 2002 are incorporated herein by reference from INVESCO Bond Funds, Inc.'s Annual Report to Shareholders dated August 31, 2002.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                            PART C. OTHER INFORMATION
ITEM 23.    EXHIBITS

               (a) Articles of Amendment and Restatement of the Articles of Incorporation, filed December 2, 1999.(4)

                    (1) Articles  Supplementary to the Articles of Amendment and
                    Restatements  of  the  Articles  of   Incorporation,   filed
                    December 8, 2000.

                    (2) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed May 17, 2000.(6)

                    (3) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed October 29, 1998.(6)

                    (4) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed August 13, 1999.(6)

                    (5) Articles Supplementary to the Articles of Amendment and Restatement of the Article of Incorporation filed February 13, 2002.(6)

               (b) Bylaws.(1)

               (c) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles II, IV, VI and VIII of the Articles of Incorporation and Articles I, II, V, VI, VII, VIII, IX and X of the Bylaws of the Registrant.

               (d) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                    (1)   Amendment   dated   August   13,   1999  to   Advisory
                    Agreement.(3)

               (e) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May
               15, 2001,  September 28, 2001, October 5, 2001, October 19, 2001,
               March 29, 2002,  April 30, 2002, July 31, 2002,  August 30, 2002,
               October 21, 2002, November 1, 2002, and November 30, 2002 (filed herewith).

               (f) Retirement Plan for Independent Directors dated October 30, 2001.(6)

               (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001, as amended September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April
               30, 2002, May 10, 2002, July 31, 2002,  August 30, 2002,  October
               21, 2002, November 1, 2002, and November 30, 2002 (filed herewith).

               (h) (1) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28, 2001, October 5, 2001,
                    October 19, 2001,  March 29, 2002,  April 30, 2002, July 31,
                    2002, August 30, 2002,  October 21, 2002,  November 1, 2002,
                    and November 30, 2002 (filed herewith).

                    (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended
                    August 23,  2000,  November  8,  2000,  November  28,  2000,
                    November 29, 2000, May 15, 2001, September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002,
                    July 31, 2002, August 30, 2002, October 21, 2002, November 1, 2002, and November 30, 2002 (filed herewith).

               (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.(6)

               (j) Consent of Independent Accountants (filed herewith).

               (k) Not applicable.

               (l) Not applicable.

               (m) (1) Master Plan and  Agreement of  Distribution  pursuant to
                   Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended November 28, 2000, October 19, 2001, March 29, 2002, July 31, 2002, October 21, 2002,
                   November 1, 2002, and November 30, 2002 with respect to the Funds' Investor Class shares (filed herewith).

                   (2) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001,
                   September 28, 2001, October 19, 2001, March 29, 2002, July 31, 2002, August 30, 2002, October 21, 2002, November 1,
                   2002, and November 30, 2002 with respect to the Funds' Class C shares (filed herewith).

                   (3) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated November 30, 2000, as amended December 14, 2000, September
                   28,  2001,  October 19, 2001,  January 15,  2002,  March 29,
                   2002, October 21, 2002, November 1, 2002, and November 30, 2002 with respect to the Funds' Class K shares (filed herewith).

                   (4) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 29, 2000, May 15, 2001, September 28, 2001, March 29, 2002, July 31, 2002, August 30, 2002, October 21, 2002,
                   November 1, 2002, and November 30, 2002 with respect to the Funds' Class A shares (filed herewith).

                   (5) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated August 23, 2000, as amended November 8, 2000, November 29, 2000, May 15, 2001, September 28, 2001, March 29, 2002, July
                   31,  2002,  August 30, 2002,  October 21, 2002,  November 1,
                   2002, and November 30, 2002 with respect to the Funds' Class B shares (filed herewith).

               (n) Master Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 adopted February 7, 2002 as amended March 29, 2002, July 31, 2002, August 30, 2002, November 1, 2002, and
               November 30, 2002 (filed herewith).

               (p) Code of Ethics pursuant to Rule 17j-1.(5)

(1) Previously filed with Post-Effective Amendment No. 36 to the Registration Statement on October 30, 1996, and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 37 to the Registration Statement on October 30, 1997, and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 40 to the Registration Statement on August 30, 1999, and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 43 to the Registration Statement on January 27, 2000, and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 44 to the Registration Statement on October 12, 2000, and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 49 to the Registration Statement on February 14, 2002, and incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO BOND FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors, and employees of the Company are set forth in Article VII of the Articles of Amendment and Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence, or reckless disregard, of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

See "Fund Management" in the Funds' Prospectus and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment advisor, INVESCO.


Following are the names and principal occupations of each director and officer of the investment advisor, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.


--------------------------------------------------------------------------------
                               Position with  Principal Occupation and
Name                           Advisor        Company Affiliation
--------------------------------------------------------------------------------
Mark H. Williamson             Chairman &     Chairman of the Board &
                               Officer        Chief Executive Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham          Officer &      President & Chief Operating
                               Director       Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Stacie L. Cowell               Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.         Officer &      Senior Vice President &
                               Director       Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mark D. Greenberg              Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Ronald L. Grooms               Officer &      Senior Vice President & Treasurer
                               Director       INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward               Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Richard W. Healey              Officer &      Senior Vice President
                               Director       INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston           Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler            Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas A. Kolbe                Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Charles P. Mayer               Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller              Officer &      Senior Vice President &
                               Director       Chief Investment Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons               Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                  Officer        Senior Vice President, Secretary
                                              & General Counsel
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Gary L. Rulh                   Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
John S. Segner                 Officer        Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marie E. Aro                   Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick           Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Michael K. Brugman             Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Michael D. Cobinachi           Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Glen D. Cohen                  Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Rhonda Dixon-Gunner            Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Delta L. Donohue               Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James B. Duffy                 Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Harvey I. Fladeland            Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger                Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Robert J. Hickey               Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237

--------------------------------------------------------------------------------
Richard R. Hinderlie           Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stuart A. Holland              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Thomas M. Hurley               Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian A. Jeffs                 Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Sean D. Katof                  Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Joseph J. Klauzer              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell                Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Matthew W. Lowell              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick             Officer        Vice President & Chief
                                              Compliance Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.         Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock            Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer     Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donald R. Paddack              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas E. Pellowe              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dean C. Phillips               Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                 Officer        Vice President & Assistant
                                              Treasurer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Sean F. Reardon                Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dale A. Reinhardt              Officer        Vice President & Controller
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Anthony R. Rogers              Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Reagan A. Shopp                Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Joseph W. Skornicka            Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith                 Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
John T. Treder                 Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Tane T. Tyler                 Officer         Vice President & Assistant
                                              General Counsel
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                 Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jim R. Webb                    Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese                  Officer        Vice President & Assistant
                                              Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Neil B. Wood                   Officer        Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Mark A. Ballenger              Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Vaughn A. Greenlees            Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Matthew A. Kunze               Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski             Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
David H. McCollum              Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
William S. Mechling            Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Craig J. St. Thomas            Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Eric S. Sauer                  Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------
C. Vince Sellers               Officer        Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco
                                              Street, Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus             Officer        Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street,
                                              Denver, CO 80237
--------------------------------------------------------------------------------

ITEM 27.    (a)   PRINCIPAL UNDERWRITERS
                  INVESCO Bond Funds, Inc.
                  INVESCO Combination Stock & Bond Funds, Inc.
                  INVESCO Counselor Series Funds, Inc.
                  INVESCO Global & International Funds, Inc.
                    (formerly, INVESCO International Funds, Inc.)
                  INVESCO Manager Series, Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Sector Funds, Inc.
                  INVESCO Stock Funds, Inc.
                  INVESCO Treasurer's Series Funds, Inc.
                  INVESCO Variable Investment Funds, Inc.

            (b)

                                Positions and                Positions and
Name and Principal              Offices with                 Offices with
Business Address                Underwriter                  the Company
----------------                -----------                  -----------
Raymond R. Cunningham           President &                  Vice President &
4350 South Monaco Street        Director                     Director
Denver, CO 80237

William J. Galvin, Jr.          Senior Vice                  Assistant Secretary
4350 South Monaco Street        President,
Denver, CO  80237               Asst. Secretary &
                                Director

Ronald L. Grooms                Senior Vice                  Treasurer &
4350 South Monaco Street        President,                   Chief Financial and
Denver, CO  80237               Treasurer, &                 Accounting Officer
                                Director

Richard W. Healey               Senior Vice                  Director
4350 South Monaco Street        President &
Denver, CO  80237               Director

Timothy J. Miller               Director
4350 South Monaco Street
Denver, CO 80237

Glen A. Payne                   Senior Vice                  Secretary
4350 South Monaco Street        President,
Denver, CO 80237                Secretary &
                                General Counsel

Pamela J. Piro                  Assistant Treasurer          Assistant Treasurer
4350 South Monaco Street
Denver, CO 80237

Mark H. Williamson              Chairman of the Board        Chairman of the Board, President
4350 South Monaco Street        & Chief Executive            & Chief Executive Officer
Denver, CO 80237                Officer

(c)   Not applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

            Mark H. Williamson
            4350 South Monaco Street,
            Denver, CO  80237

ITEM 29.    MANAGEMENT SERVICES

            Not Applicable

ITEM 30.    UNDERTAKINGS

            Not Applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 23rd day of December, 2002.

Attest:                                   INVESCO Bond Funds, Inc.

/s/Glen A. Payne                          /s/Mark H. Williamson
-------------------------------           ----------------------------------
Glen A. Payne, Secretary                  Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/Mark H. Williamson                     /s/ Lawrence H. Budner*
-------------------------------           -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/Ronald L. Grooms                       /s/ John W. McIntyre*
----------------------------              -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
Chief Financial and Accounting Officer)
                                          /s/ Richard W. Healey*
                                          -----------------------------
/s/ Victor L. Andrews*                    Richard W. Healey, Director
-------------------------------
Victor L. Andrews, Director               /s/ Fred A. Deering*
                                          -----------------------------
/s/ Bob R. Baker*                         Fred A. Deering, Director
-------------------------------
Bob R. Baker, Director                    /s/ Larry Soll*
                                          -----------------------------
                                          Larry Soll, Director

                                          /s/ Gerald J. Lewis*
                                          -----------------------------
/s/ James T. Bunch*                       Gerald J. Lewis, Director
-------------------------------
James T. Bunch, Director                  /s/ Raymond R. Cunningham*

                                          -----------------------------
                                          Raymond R. Cunningham, Director

By _____________________________          By /s/Glen A. Payne
                                             -----------------------
      Edward F. O'Keefe                        Glen A. Payne
      Attorney in Fact                        Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on January 9, 1990, January 16, 1990, May 22, 1992, March 31, 1994, October 23,
1995, October 30, 1996, October 30, 1997, October 13, 2000, and October 12, 2001
respectively.

                                  Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement
--------------                            ----------------------
   e                                            129
   g                                            141
   h(1)                                         196
   h(2)                                         214
   j                                            222
   m(1)                                         223
   m(2)                                         228
   m(3)                                         239
   m(4)                                         247
   m(5)                                         257
   n                                            273